ANNUAL REPORT AS OF
MAY 31, 1998


SEI INSTITUTIONAL
INVESTMENTS TRUST



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Large Cap Fund
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Small Cap Fund
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Core Fixed Income Fund
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International Equity Fund
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[SEI LOGO OMITTED]
SEI INVESTMENTS
THE ART OF PEOPLE.
THE SCIENCE OF RESULTS.
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TABLE OF CONTENTS
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MANAGEMENT'S DISCUSSION AND ANALYSIS
   OF FUND PERFORMANCE..................................................     1
REPORT OF INDEPENDENT ACCOUNTANTS.......................................     7
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS.........................     8
STATEMENT OF ASSETS AND LIABILITIES.....................................    34
STATEMENT OF OPERATIONS.................................................    35
STATEMENT OF CHANGES IN NET ASSETS......................................    36
FINANCIAL HIGHLIGHTS....................................................    37
NOTES TO FINANCIAL STATEMENTS...........................................    38
NOTICE TO SHAREHOLDERS..................................................    44

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998



                                 LARGE CAP FUND
      OBJECTIVE: The Large Cap Fund seeks to provide long-term growth of capital and income.
      STRATEGY: The Large Cap Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by six investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.
      ANALYSIS: The Large Cap Fund returned 33.36% for the fiscal year ended May 31, 1998 outperforming the Russell 1000 Index return of 30.71% over the same time period. The large cap equity market enjoyed another strong advance as the economy remained strong with relatively low and stable interest rates and robust corporate profits. In addition, high quality large-cap stocks provided a safe haven for investors from Asia's economic difficulties.
      Technology, financial services and drug companies continue to benefit from the current economic environment and enjoyed another strong year. The cyclical industries, helped by the low unemployment rate, of retail, chemicals and autos moved sharply higher during the year. The proliferation of the internet and advances in telecommunications pushed the stock prices of media and phone companies higher as well.
      The Asian crisis put pressure on companies with a significant exposure to this region such as select technology and consumer companies. A large oil supply and an abnormally warm winter in the United States, largely caused by El Nino, pushed oil prices lower along with the stock prices for the oil companies. The continued threat of unfavorable legislation against the tobacco companies hampered the performance of their stock prices as well.
      The fund is positioned to take advantage of the expected slowing of corporate profit growth. Stock selection will take on greater importance as companies will be highly rewarded for maintaining robust earnings growth compared to other companies as it becomes increasingly more difficult to provide the level of earnings growth corporations have provided during the recent past.


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                                 LARGE CAP FUND
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                          AVERAGE ANNUAL TOTAL RETURN1
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                                               Annualized
                                     One Year   Inception
                                      Return     to Date
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Large Cap Fund                        33.36%     31.45%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
THE LARGE CAP FUND, VERSUS THE FRANK RUSSELL 1000 INDEX



[LINE GRAPH OMITTED]
PLOT POINTS TO FOLLOW:

LARGE CAP FUND               FRANK RUSSELL 1000 INDEX
  $10,000                             $10,000
   12,812                              12,697
   17,086                              16,597

1 FOR THE PERIOD ENDED MAY 31, 1998. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.



                                                                               1
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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


                                 SMALL CAP FUND
      OBJECTIVE: The Small Cap Fund seeks to provide capital appreciation.
      STRATEGY: The Small Cap Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund invests in stocks of companies whose prices appear low relative to certain fundamental characteristics as well as companies that are in an early stage or at a transitional point in their development and demonstrated or have potential for above average capital growth. The Small Cap Fund is sub-advised by eight investment managers, who are responsible for the stock selection of the investment portfolio.
      Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles include: price/book, price/earnings, deep-value, momentum, long-term sustainable growth, micro-cap and relative price strength.
      ANALYSIS: For the fiscal year ended May 31, 1998 the Small Cap Fund returned 26.68% compared to the benchmark Russell 2000 index which returned 21.24%. Despite the strong absolute returns delivered by small cap stocks, such issues continued to lag larger cap securities in the U.S. market, as they have since 1993. In addition, for the second straight year, the value sector of the small cap market substantially outperformed the growth sector with the Russell 2000 Value Index returning 26.7% versus a return of 15.8% for the Russell 2000 Growth Index.
      From an industry perspective the best performers were those with close ties to the domestic consumer including the construction and retail names. These stocks benefited from the strong domestic economy featuring record low unemployment, high consumer confidence and low interest rates. Airlines also produced good returns over the fiscal year as high load factors and lower fuel costs added up to strong profit growth for many companies in the group. Banks continued to produce market-beating returns as well, benefiting from both the low interest rate environment and merger activity in the sector. On the losing side of the roster were the stocks with earnings ties to the troubled economies of Asia. Technology stocks were particularly hard hit as the collapse of several Asian currencies resulted in both canceled export orders from the region as well as increased price competition for domestic business. Energy stocks also lagged over the fiscal year as abundant supplies combined with reduced demand from Asia pushed crude prices to their lowest levels in ten years. The strong benchmark relative performance of the Fund was primarily attributable to stock selection decisions by the sub-advisors. Stock picking among the consumer and financial names was particularly positive for relative performance.
      The Fund continues to target a style-neutral position relative to the benchmark Russell 2000 index. This minimizes uncompensated style and industry risks and focuses on the stock selection ability of the Fund's sub-advisors. Polynous Capital Management ("Polynous") was added as a sub-adviser to the Fund in January of 1998 bringing an anti-momentum approach to small cap investing that complements other sub-advisors in the Fund. It is our expectation that the addition of this sub-style investment will benefit the Fund over time.

2
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                                 SMALL CAP FUND
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                          AVERAGE ANNUAL TOTAL RETURN1
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                                               Annualized
                                   One Year     Inception
                                    Return       to Date
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Small Cap Fund                      26.68%       17.98%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
THE SMALL CAP FUND, VERSUS THE FRANK RUSSELL 2000 INDEX


[LINE GRAPH OMITTED]
PLOT POINTS TO FOLLOW:

SMALL CAP FUND               FRANK RUSSELL 2000 INDEX
  $10,000                             $10,000
   11,199                              11,156
   14,187                              13,525


1 FOR THE PERIOD ENDED MAY 31, 1998. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.


                             CORE FIXED INCOME FUND
      OBJECTIVE: The Core Fixed Income Fund seeks to provide current income consistent with the preservation of capital.
      STRATEGY: The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.
      ANALYSIS: For the fiscal year ended May 31, 1998 the Core Fixed Income Fund returned 11.60% strongly outperforming the Lehman Aggregate Bond Index return of 10.91%. The Fund's longer duration posture and barbelled yield curve structure were significant contributors to positive relative performance. In addition, the Fund's overweight to mortgage-backed securities combined with security selection within that sector added value throughout the period. Sector and security selection within the corporate sector served to dampen returns for the period. An overweight to the corporate sector was maintained throughout the majority of the fiscal year. The Fund experienced significant cash flows throughout the period which also acted as a modest drag on performance. Fund assets under management grew from $331 to $795 million throughout the fiscal year.
      The U.S. Treasury market posted strong gains for the fiscal year period. Having recovered from the effects of a March 1997 Federal Reserve rate hike, news of a moderating economy and the nonexistence of inflationary pressures fueled the domestic bond markets. As capital market volatility and economic crisis surfaced in Asia, the U.S. investment-grade bond market was a major benefactor of a global flight-to-quality which spurred demand for safe-haven U.S. Treasury securities. In January, yields on 30-year U.S. Treasury bonds touched 5.66%, the lowest point since the Treasury began issuing that maturity in 1977. The bond market experienced a back-up in yields in February and March, as a

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998

semblance of stability in Asia lower expectations of the crisis' likely slowing effect on the U.S. economy. However, the bond market resumed its ascent in May as a renewed bout of Asian contagion buoyed U.S. securities, with the Japanese yen falling to a seven-year low versus the U.S. dollar. Overall, yield levels ended the fiscal period dramatically lower. 30-year yields fell to 5.80% from 6.91%, an astounding 1.11% decline. In contrast, yields on securities with less than one year to maturity were largely unchanged throughout the period as Fed inaction kept the short-end of the curve anchored. As a result of the declining yield levels and flattening yield curve, the Fund's longer duration and barbell yield curve emphasis added strongly to performance.
      During the above market scenario, mortgage-backed securities provided the best market sector performance on a duration-adjusted basis. Overall, mortgage-backed securities gained as a result of their higher yield levels, relatively low market volatility, and significant demand from yield-seeking investors and CMO originators. The 10-year Treasury yield, which is used as a base for most mortgage calculations, declined to 5.55% from 6.66% during the fiscal year. Throughout much of the 111 basis point decline in 10-year yields the mortgage market had apparently ignored the associated rise in prepayments. However, record refinancing levels in January and peak prepayments reached in March highlighted the largest wave of mortgage refinancings since 1993. Discount securities, which actually benefit from rising prepayments, began to outperform in conjunction with these market movements. Throughout most of the period, the Fund remained overweighted in the mortgage-backed sector, which benefited results. Individual issues were concentrated in discount coupons and structured securities, such as commercial mortgages, which provided additional prepayment protection and positively impacted relative performance.
      Investment-grade corporate securities posted the worst broad sector performance for the period. Despite strong performance during the initial stages of the fiscal year, the crisis in Southeast Asia caused significant spread widening across the credit spectrum. The Yankee sub-sector was hit particularly hard, as many of these issuers were more directly impacted by the Asian situation. As yield levels fell, new supply proliferated as issuers rushed to lock in low long-term borrowing rates, placing further upward pressure on corporate spreads. An overweight to corporate issues throughout much of the period detracted from relative performance. Tobacco bonds were negatively impacted throughout the period as the historic agreement between the tobacco industry, the states, and private attorneys representing smokers was hotly debated in Congress. Uncertainty surrounding the potential final price tag of the settlement and the status of future legal liability for the industry caused uncertainty for future credit quality. Fund holdings in Phillip Morris and RJR Nabisco, the two largest tobacco companies, were negatively impacted as a result.

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                             CORE FIXED INCOME FUND
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                          AVERAGE ANNUAL TOTAL RETURN1
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                                                Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
Core Fixed Income Fund              11.60%       10.13%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
CORE FIXED INCOME FUND, VERSUS THE LEHMAN AGGREGATE BOND INDEX



[LINE GRAPH OMITTED]
PLOT POINTS TO FOLLOW:

CORE FIXED INCOME FUND      LEHMAN AGGREGATE BOND INDEX
   $10,000                             $10,000
    10,685                              10,689
    11,924                              11,856

1 FOR THE PERIOD ENDED MAY 31, 1998. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

                            INTERNATIONAL EQUITY FUND

      OBJECTIVE: The International Equity Fund seeks to provide long-term capital appreciation through investments in equity securities of non-U.S. issuers.
      STRATEGY: The International Equity Fund is diversified across twenty-one markets and includes commitments to large-cap and small-cap shares. The Fund also seeks to provide U.S. investors with a vehicle for international diversification, which can reduce variability of Fund returns to the extent that foreign markets have a relatively low correlation with the U.S. market. Exposure is also maintained in growth and value styles of active management. As of May 31, 1998 the Fund employed three sub-advisers, each providing a unique regional or style management specialty. Allocations to the sub-advisers are carefully managed to ensure proper geographic and market exposure. Emphasis is placed on active security selection as the principal source of value-added as opposed to active country allocation. The Fund does not hedge foreign currency exposure.
      ANALYSIS: The International Equity Fund returned 10.4% for the fiscal period ended May 31, 1998 underperforming the MSCI EAFE Index return of 11.1% over the same time period. Strong stock selection in Europe was offset by weakness in Asia. The currency devaluation in Thailand triggered a broad-based decline throughout Asia. Hong Kong fell 42.7% for the year, while Malaysia fell 68%. Even the already stagnating economy in Japan was off 27% for the year ended May 1998. International money flows quickly moved to Europe and the U.S. at the end of 1997 and have continued throughout 1998. The significance of the crisis in Asia is illustrated in the significant regional weighting shift that occurred in the index. MSCI EAFE Index on May 1997 had 58% in Europe and 42% in Asia. Only one year later, the index had a 73% exposure to Europe and 27% to Asia. Japan has fallen to 20% of the index from 31% a year earlier. What has crippled Asia has fueled European markets to new highs. France, Spain and Switzerland gained 69%, 70% and 57% respectively for the one year period.
      In this volatile environment, our strategy managed to keep pace with the index. We benefited from our modest 3.0% overweight to France and 1.5% underweight to Japan. Both weighting decisions resulted from stock selection decisions of the underlying sub-advisors.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998

European markets benefited from solid earnings announcements, steady economic growth and heightened merger and acquisition activity. On the contrary, sluggish economic growth and low domestic sentiment about future prospects continued to plague the Japanese market.
      Following extensive research of the Developed Non-US equity strategy we restructured the portfolio. On April 1, 1998 we replaced Lazard Asset Management with Scottish Widows Investment Management Limited. Turnover of key professionals in Lazard's investment team was the primary reason for their replacement. Scottish Widows is a European specialist whose portfolio is concentrated in the top names in the region. Farrell-Wako Global Investment Management Inc. failed to perform up to our expectations and did not provide the style exposure originally expected. SGY Asset Management's (Formerly Yamaichi International Capital Management). Asia Ex-Japan mandate was expanded to include Japan. Finally, Japan's weakness forced our small cap exposure to less than 2.0% of the entire strategy. At this weight, a separate allocation to Seligman Henderson Co., whose specialty was small cap Japan, was no longer feasible. The decision to terminate Seligman Henderson was driven by portfolio structure.


--------------------------------------------------------------------------------
                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
International Equity Fund           10.40%        9.15%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY FUND, VERSUS THE MORGAN STANLEY MSCI EAFE INDEX



[LINE GRAPH OMITTED]
PLOT POINTS TO FOLLOW:

INTERNATIONAL EQUITY FUND MORGAN STANLEY MSCI EAFE INDEX
    $10,000                            $10,000
     10,680                             10,695
     11,791                             11,883

1 FOR THE PERIOD ENDED MAY 31, 1998. PAST PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. FUND SHARES WERE OFFERED BEGINNING 6/14/96.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998

To the Board of Trustees and Shareholders of The SEI Institutional Investments Trust:

In our opinion, the accompanying statements of net assets for the Large Cap Fund and International Equity Fund and the statements of assets and liabilities, including the schedules of investments, for the Small Cap Fund and Core Fixed Income Fund and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SEI Institutional Investments Trust (the "Trust"), comprised of the Large Cap Fund, Small Cap Fund, Core Fixed Income Fund, and International Equity Fund , respectively, at May 31, 1998, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodians and brokers and the application of alternative auditing procedures, where necessary, where securities purchased had not been settled, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania

July 16, 1998

STATEMENT OF NET ASSETS
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SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


LARGE CAP FUND
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                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.3%
AEROSPACE & DEFENSE -- 1.0%
   Cordant Technologies               60,700    $    3,027
   Gencorp                            52,800         1,574
   Litton Industries*                 66,300         3,841
   Raytheon Company, Cl A              1,700            91
   Raytheon Company, Cl B             49,800         2,723
                                                ----------
                                                    11,256
                                                ----------
AIR TRANSPORTATION -- 0.9%
   AMR*                               30,500         4,695
   Delta Air Lines                    20,400         2,346
   UAL*                               46,000         3,654
                                                ----------
                                                    10,695
                                                ----------
AIRCRAFT -- 1.3%
   Allied Signal                     116,900         4,997
   Boeing                             12,000           571
   Northrop                           19,700         2,112
   United Technologies                79,700         7,492
                                                ----------
                                                    15,172
                                                ----------
APPAREL/TEXTILES -- 0.6%
   Springs Industries, Cl A           15,800           887
   U.S. Industries*                   59,000         1,556
   VF                                 73,425         3,905
                                                ----------
                                                     6,348
                                                ----------
AUTOMOTIVE -- 2.2%
   Chrysler                           85,200         4,739
   Eaton                              27,000         2,425
   Ford Motor                        170,300         8,834
   General Motors                    110,300         7,935
   Paccar                             15,300           845
                                                ----------
                                                    24,778
                                                ----------
BANKS -- 8.6%
   Amsouth Bancorp                    67,950         2,612
   Astoria Financial*                 34,800         1,915
   BankAmerica                       111,771         9,242
   Bankers Trust New York             43,899         5,422
   Chase Manhattan                   140,714        19,128
   Comerica                           67,400         4,432
   Commerce Bancshares                35,300         1,716
   Fifth Third Bancorp                21,700         1,069
   First Chicago                      69,800         6,103
   Golden West Financial              49,700         5,368
   J.P. Morgan                        21,700         2,695
   National City                      34,540         2,340
   NationsBank                       196,700        14,900
   Norwest                            88,000         3,421
   Republic New York                  60,600         7,783

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Southtrust                         60,100    $    2,438
   State Street                       46,100         3,178
   SunTrust                           40,800         3,223
   Washington Mutual                  23,100         1,631
                                                ----------
                                                    98,616
                                                ----------
BEAUTY PRODUCTS -- 3.2%
   Avon Products                      11,600           949
   Colgate-Palmolive                 135,100        11,754
   Gillette                          136,900        16,034
   Procter & Gamble                   97,500         8,184
                                                ----------
                                                    36,921
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.2%
   Chancellor Media*                  45,200         1,890
                                                ----------
                                                     1,890
                                                ----------
BUILDING & CONSTRUCTION -- 0.3%
   Centex                            102,300         3,657
                                                ----------
                                                     3,657
                                                ----------
CHEMICALS -- 1.2%
   Eastman Chemical                   36,400         2,439
   FMC*                               18,300         1,399
   Millenium Chemicals                95,500         3,020
   Nalco Chemical                     37,100         1,391
   PPG Industries                     32,200         2,347
   Union Carbide                      68,800         3,436
                                                ----------
                                                    14,032
                                                ----------
COMMUNICATIONS EQUIPMENT -- 1.3%
   Andrew*                            75,000         1,648
   GTE                                81,000         4,723
   Tellabs*                          132,100         9,078
                                                ----------
                                                    15,449
                                                ----------
COMPUTERS & SERVICES -- 5.8%
   America Online*                    33,200         2,766
   Cisco Systems*                    253,308        19,156
   Compaq Computer                   364,500         9,955
   Dell Computer*                    146,400        12,064
   IBM                               126,852        14,889
   Lexmark International Group*       46,300         2,570
   Philips Electronics, ADR           25,800         2,454
   Quantum*                          129,200         2,826
                                                ----------
                                                    66,680
                                                ----------
DRUGS -- 7.2%
   Abbott Laboratories                28,000         2,077
   American Home Products             70,000         3,382
   Amgen*                             28,800         1,742
   Bristol-Myers Squibb              115,500        12,416

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--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Elan, ADR*                         62,458    $    3,822
   Eli Lilly                          25,800         1,585
   Johnson & Johnson                  32,400         2,238
   Merck                             120,968        14,161
   Perrigo*                          107,000         1,177
   Pfizer                            110,357        11,567
   Schering Plough                   255,400        21,374
   Warner Lambert                    105,600         6,739
                                                ----------
                                                    82,280
                                                ----------
ELECTRICAL SERVICES -- 4.0%
   AES*                               46,500         2,212
   Allegheny Energy Inc.              51,300         1,440
   American Electric Power            94,200         4,274
   Baltimore Gas & Electric           68,500         2,085
   Consolidated Edison
     of New York                      41,200         1,764
   DQE                                49,500         1,627
   DTE Energy                         29,500         1,167
   Edison International               81,900         2,416
   Energy East                        72,900         2,962
   FPL Group                          39,000         2,396
   Firstenergy                        53,300         1,582
   GPU                                56,100         2,160
   Houston Industries                  9,104           261
   Illinova                           34,000           988
   Long Island Lighting               28,400           847
   PG&E                              128,030         4,033
   Pinnacle West Capital             130,100         5,846
   Public Service Enterprise Group    81,000         2,678
   Texas Utilities                    58,841         2,324
   Unicom                            101,100         3,475
                                                ----------
                                                    46,537
                                                ----------
ENTERTAINMENT -- 1.1%
   Bally Total Fitness*                6,700           216
   Liberty Media Group, Cl A*        189,000         6,237
   Walt Disney                        55,500         6,278
                                                ----------
                                                    12,731
                                                ----------
ENVIRONMENTAL SERVICES -- 0.5%
   Browning-Ferris Industries         21,110           751
   USA Waste Services*               115,600         5,455
                                                ----------
                                                     6,206
                                                ----------
FINANCIAL SERVICES -- 5.9%
   Associates First Capital           17,202         1,287
   Bear Stearns                      122,741         6,659
   FHLMC                              45,600         2,075
   Firstplus Financial Group*         44,400         1,770
   Federal National Mortgage
     Association                      62,410         3,737
   Household International            10,900         1,475

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Lehman Brothers Holding            52,800    $    3,745
   MBNA                              404,575        12,820
   Merrill Lynch                      53,700         4,806
   Morgan Stanley, Dean Witter,
     Discover                        110,600         8,634
   SLM Holding                        37,700         1,506
   Textron                            34,600         2,567
   Travelers                         266,265        16,242
                                                ----------
                                                    67,323
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 3.0%
   Adolph Coors, Cl B                 51,800         1,942
   Anheuser Busch                     58,300         2,678
   Bestfoods                          28,000         1,580
   Campbell Soup                      67,500         3,679
   Coca-Cola                          59,300         4,648
   General Mills                      49,500         3,378
   Hormel Foods                        2,100            71
   Philip Morris                     314,482        11,754
   RJR Nabisco Holdings               97,000         2,734
   Sara Lee                           24,500         1,442
                                                ----------
                                                    33,906
                                                ----------
GAS/NATURAL GAS -- 0.2%
   Consolidated Natural Gas           27,400         1,550
   National Fuel & Gas                27,500         1,165
                                                ----------
                                                     2,715
                                                ----------
HOTELS & LODGING -- 0.2%
   Promus Hotel*                      42,200         1,825
                                                ----------
                                                     1,825
                                                ----------
HOUSEHOLD FURNITURE & FIXTURES -- 2.8%
   General Electric                  221,700        18,484
   Illinois Tool Works                60,900         4,019
   Maytag                             75,500         3,808
   Solectron*                        144,000         5,958
                                                ----------
                                                    32,269
                                                ----------
HOUSEHOLD PRODUCTS -- 0.1%
   Whirlpool                          11,200           765
                                                ----------
                                                       765
                                                ----------
INSURANCE -- 7.3%
   Aetna                              74,600         5,833
   Allstate                           51,100         4,810
   Ambac                              70,873         3,876
   American General                  102,800         6,900
   American International Group       58,300         7,218
   Chubb                              80,800         6,429
   Cigna                             146,100        10,008
   Conseco                            49,900         2,327

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Exel                               68,000    $    5,117
   Foundation Health Systems, Cl A*   21,000           639
   Lincoln National                    1,600           144
   Loew's                             17,900         1,624
   Old Republic International        113,850         3,245
   Orion Capital                      55,000         3,097
   Pacificare Health Systems, Cl B*   17,500         1,446
   Safeco                             91,600         4,259
   St. Paul                          115,400         5,121
   SunAmerica                         57,200         2,781
   United Healthcare                  67,500         4,320
   UNUM                               91,400         5,078
                                                ----------
                                                    84,272
                                                ----------
LEASING & RENTING -- 0.2%
   Comdisco                           75,250         2,737
                                                ----------
                                                     2,737
                                                ----------
LEISURE PRODUCTS -- 0.1%
   Mattel                             27,700         1,049
                                                ----------
                                                     1,049
                                                ----------
MACHINERY -- 3.2%
   Aerquip-Vickers                    50,500         3,118
   Caterpillar                        66,400         3,648
   Cummins Engine                     27,900         1,451
   Deere                              54,400         2,822
   NACCO Industries, Cl A             11,000         1,611
   New Holland NV*                    71,500         1,698
   Parker-Hannifin                    47,900         1,967
   Timken                             63,300         2,382
   Tyco International Ltd            333,800        18,484
                                                ----------
                                                    37,181
                                                ----------
MEASURING DEVICES -- 0.2%
   Honeywell                          11,600           974
   Mallinckrodt                       32,100           989
                                                ----------
                                                     1,963
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 1.9%
   Baxter International              111,875         6,398
   Guidant                            28,000         1,804
   Health Management
     Associates, Cl A*                45,900         1,368
   Healthsouth Rehabilitation*        90,400         2,565
   Medtronic                         147,700         8,216
   Novacare*                         125,900         1,385
                                                ----------
                                                    21,736
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
METALS & MINING -- 0.4%
   Minnesota Mining &
     Manufacturing                    18,700    $    1,732
   Vulcan Materials                   23,700         2,690
                                                ----------
                                                     4,422
                                                ----------
MISCELLANEOUS BUSINESS SERVICES -- 3.9%
   3Com*                              50,000         1,269
   Altera*                            66,300         2,229
   Cendant*                          240,200         5,209
   Computer Associates
     International                    88,103         4,625
   Computer Sciences*                102,000         5,298
   First Data                         63,500         2,111
   Harris                             50,400         2,429
   HBO                                55,000         3,175
   Microsoft*                        149,800        12,705
   Oracle Systems*                    44,400         1,049
   SAP Aktiengesellschaft ADR*         8,100         1,495
   Sun Microsystems*                  27,500         1,102
   Sungard Data Systems*              44,600         1,522
   Teradyne*                          34,000         1,045
                                                ----------
                                                    45,263
                                                ----------
MISCELLANEOUS CONSUMER SERVICES -- 0.3%
   Service International              80,000         3,270
                                                ----------
                                                     3,270
                                                ----------
OFFICE FURNITURE & FIXTURES -- 0.1%
   Champion International             15,900           763
                                                ----------
                                                       763
                                                ----------
PAPER & PAPER PRODUCTS -- 1.5%
   Consolidated Papers                30,000           868
   Fort James                         88,520         4,232
   International Paper                75,800         3,487
   Kimberly-Clark                     41,900         2,077
   Mead                               43,900         1,366
   Temple-Inland                      28,000         1,645
   Union Camp                         31,900         1,745
   Westvaco                           50,600         1,442
                                                ----------
                                                    16,862
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.9%
   Atlantic Richfield                 29,600         2,335
   BJ Services*                       77,500         2,533
   Burlington Resources               42,000         1,769
   Nabors Industries*                 43,400         1,023
   Noble Drilling*                   138,000         4,071
   Phillips Petroleum                141,471         7,082

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Rowan*                             44,400    $    1,135
   Schlumberger                       26,500         2,069
                                                ----------
                                                    22,017
                                                ----------
PETROLEUM REFINING -- 3.5%
   Amoco                              86,500         3,617
   Ashland                            16,500           823
   Coastal                            30,800         2,171
   Exxon                             186,200        13,127
   Mobil                             127,325         9,931
   Sun                                65,800         2,797
   Texaco                             81,000         4,678
   Tosco                              45,100         1,432
   Valero Energy                      62,900         2,052
                                                ----------
                                                    40,628
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Xerox                              13,300         1,367
                                                ----------
                                                     1,367
                                                ----------
PRINTING & PUBLISHING -- 0.9%
   Bowne                              44,300         1,897
   Gannett                            35,946         2,370
   Lafarge                            22,600           850
   New York Times, Cl A               41,200         2,905
   Tribune                            27,700         1,852
                                                ----------
                                                     9,874
                                                ----------
PROFESSIONAL SERVICES -- 0.8%
   Halliburton                        91,700         4,344
   Norfolk Southern                   39,300         1,231
   Paychex                            90,300         3,251
                                                ----------
                                                     8,826
                                                ----------
RAILROADS -- 0.7%
   Canadian Pacific Limited           59,800         1,738
   CSX                               108,474         5,166
   Union Pacific                      23,725         1,148
                                                ----------
                                                     8,052
                                                ----------
REAL ESTATE -- 0.2%
   Starwood Lodging Trust, REIT       50,913         2,402
                                                ----------
REPAIR SERVICES -- 0.0%
   Ryder System                       14,400           491
                                                ----------
                                                       491
                                                ----------
RETAIL -- 9.1%
   Bed Bath & Beyond*                 29,000         1,455
   Costco*                            80,700         4,671
   CVS                                45,501         3,194
   Darden Restaurants                 81,900         1,264
   Dayton-Hudson                     328,700        15,243
   Dillards Incorporated, Cl A        67,300         2,831
   Dollar General                    113,456         4,326

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Federated Department Stores*       49,500    $    2,565
   Fred Meyer*                        57,270         2,463
   General Nutrition*                 27,200           859
   Great Atlantic & Pacific Tea       33,800         1,082
   Home Depot                        147,300        11,572
   JC Penney                          37,467         2,691
   Kohls*                            170,400         8,105
   Kroger*                            67,200         2,885
   Lowe's                             41,800         3,310
   May Department Stores              66,855         4,300
   Office Depot*                      98,400         2,903
   Rite Aid                          150,000         5,372
   Ruddick                            48,200           862
   Safeway*                          329,488        12,006
   Tech Data*                          9,100           370
   TJX                                43,700         2,043
   Toys "R" Us*                      119,000         3,154
   Wal-Mart Stores                    86,500         4,774
                                                ----------
                                                   104,300
                                                ----------
RUBBER & PLASTIC -- 1.9%
   Dow Chemical                      104,300        10,104
   Goodyear Tire & Rubber             72,700         5,225
   Nike, Cl B                         25,000         1,150
   Premark International              59,500         1,908
   Sealed Air*                        63,600         3,403
                                                ----------
                                                    21,790
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.4%
   Intel                              49,488         3,535
   National Semiconductor*            86,400         1,404
                                                ----------
                                                     4,939
                                                ----------
SPECIALTY CONSTRUCTION -- 0.5%
   Cooper Industries                  30,400         1,957
   Masco                              43,500         2,447
   Tecumseh Products, Cl A            19,600           978
                                                ----------
                                                     5,382
                                                ----------
SPECIALTY MACHINERY -- 0.1%
   American Standard*                 13,600           656
                                                ----------
                                                       656
                                                ----------
STEEL & STEEL WORKS -- 0.9%
   Alcan Aluminum                    118,233         3,370
   Alumax*                            10,400           487
   Aluminum Company of America        27,600         1,915
   Asarco                             30,500           692
   Texas Industries                   46,500         2,761
   USX-U.S. Steel Group               25,100           900
                                                ----------
                                                    10,125
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998



LARGE CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 6.2%
   Airtouch Communications*          163,600    $    7,791
   Alltel                             26,100         1,029
   Ameritech                         173,500         7,363
   AT&T                              154,100         9,381
   Bell Atlantic                      80,298         7,357
   BellSouth                         114,393         7,378
   L.M. Ericsson Telephone, ADR*     106,400         2,966
   Lucent Technologies               108,000         7,661
   Nextel Communications, Cl A*       46,700         1,100
   Sprint                             36,900         2,648
   US West                            69,900         3,547
   WorldCom*                         309,300        14,073
                                                ----------
                                                    72,294
                                                ----------
TRUCKING -- 0.1%
   Yellow*                            65,500         1,228
                                                ----------
                                                     1,228
                                                ----------
WHOLESALE -- 0.3%
   BJ's Wholesale Club*               28,200         1,114
   Cardinal Health                    21,000         1,872
                                                ----------
                                                     2,986
                                                ----------
Total Common Stocks
   (Cost $885,865)                               1,128,926
                                                ----------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A)
     5.340%,  06/25/98                $1,540         1,535
                                                ----------
Total U.S. Treasury Obligation
   (Cost $1,535)                                     1,535
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
   FHLB
     5.370%,  06/05/98                   515           515
   FHLMC
     5.440%,  06/19/98                   160           160
   FNMA
     5.430%,  06/10/98                   730           729
     5.430%,  06/19/98                   590           588
     5.440%,  06/22/98                   155           155
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $2,147)                                     2,147
                                                ----------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.3%
   Prudential Funding
     5.450%,  06/01/98              $  1,139    $    1,139
     5.550%,  06/03/98                 2,824         2,823
                                                ----------
Total Commercial Paper
   (Cost $3,962)                                     3,962
                                                ----------

REPURCHASE AGREEMENT -- 2.6%
   J.P. Morgan
     5.470%, dated 05/29/98, matures
     06/01/98, repurchase price
     $29,858,000 (collateralized by
     various U.S. Treasury and FHLB
     obligations, total par value
     $30,526,000, 0.000-6.375%,
     11/12/98-04/15/08, total market
     value:  $30,532,000)             29,844        29,844
                                                ----------
Total Repurchase Agreement
   (Cost $29,844)                                   29,844
                                                ----------
Total Investments--101.5%
   (Cost $923,353)                               1,166,414
                                                ----------

OTHER ASSETS AND LIABILITIES, NET-- (1.5%)
Capital Shares Redeemed                            (24,277)
Other Assets and Liabilities, Net                    7,200
                                                ----------
Total Other Assets and Liabilities, Net            (17,077)
                                                ----------

NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 70,302,461 outstanding
   shares of beneficial interest                   876,941
Undistributed net investment income                  2,266
Accumulated net realized gain
   on investments                                   27,241
Net unrealized appreciation on investments         243,061
Net unrealized depreciation on futures                (172)
                                                ----------
TOTAL NET ASSETS--100.0%                        $1,149,337
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $16.35
                                                ==========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY SEGREGATED TO COLLATERIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $25,906,500.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
12

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


SMALL CAP FUND

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.2%
AEROSPACE & DEFENSE -- 0.6%
   AAR                                10,500    $      278
   Aeroflex*                          23,200           261
   Coinstar*                          12,800           110
   Commonwealth Industries             9,310           136
   Doncasters PLC*                     6,100           199
   Wyman-Gordon*                      48,700           968
                                                ----------
                                                     1,952
                                                ----------
AGRICULTURE -- 0.1%
   Sylvan*                            18,900           283
                                                ----------
                                                       283
                                                ----------
AIR TRANSPORTATION -- 1.1%
   Airborne Freight                   10,380           387
   Alaska Airgroup*                    7,800           361
   America West Holdings, Cl B*       12,100           343
   International Total Services*      51,600         1,084
   Mesaba Holdings*                   29,500           642
   Skywest                            15,000           649
                                                ----------
                                                     3,466
                                                ----------
AIRCRAFT -- 0.1%
   BE Aerospace *                     10,000           289
                                                ----------
                                                       289
                                                ----------
APPAREL/TEXTILES -- 2.5%
   Ashworth*                           8,200           104
   Bon Ton Stores*                    11,000           187
   Burlington Industries*             21,800           383
   Cone Mills*                        36,900           355
   Culp                               12,600           220
   Dan River*                         18,000           344
   Galey & Lord*                      34,000           841
   Guilford Mills                     24,650           666
   Happy Kids*                         4,600            56
   Interface                           8,900           349
   Kellwood                            7,450           246
   Kenneth Cole Production*           19,300           443
   Nautica Enterprises*               16,700           488
   Novel Denim Holdings*               6,900           179
   Pillowtex                           8,290           388
   Quaker Fabric*                     53,800         1,432
   Quiksilver*                        23,200           442
   Tefron*                             8,900           204
   Tommy Hilfiger*                     2,200           148
   Worldtex*                          13,600            92
                                                ----------
                                                     7,567
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.8%
   Arvin Industries                    8,410    $      312
   Borg-Warner Automotive             19,750         1,126
   Coachmen Industries                14,300           341
   Delco Remy International *         16,500           279
   Gentex*                             6,500           238
   Kaydon                             20,000           789
   Monaco Coach*                      11,100           300
   National R.V. Holdings*             1,400            56
   Regal Beloit                       51,400         1,677
   Smith (A.O.)                        8,600           434
                                                ----------
                                                     5,552
                                                ----------
BANKS -- 4.8%
   Affiliated Community Bancorp        8,725           335
   Albank Financial                    4,940           257
   Andover Bancorp                     7,012           240
   Astoria Financial*                  7,800           429
   Bank North Group                   26,100           953
   Bay View Capital                    3,400           110
   Carolina First                      7,600           210
   Commercial Federal                  4,425           147
   Community First Bankshares         11,000           268
   Cullen/Frost Bankers                1,500            81
   Dime Bancorp*                       8,035           235
   Dime Community Bancorp*            17,800           516
   Downey Financial                   37,984         1,258
   Firstfed Financial*                30,900         1,516
   Flushing Financial*                12,500           339
   Hubco                               3,854           136
   Long Island Bancorp                24,200         1,495
   Magna Group                         7,400           411
   Peoples Heritage Financial Group    7,200           162
   PFF Bancorp*                       41,200           806
   Prime Bancshares*                  17,000           453
   Reliance Bancorp                    7,200           275
   Republic Bancorp                   16,245           307
   Resource Bancshares
     Mortgage Group                   10,300           180
   Richmond County Financial*         40,600           771
   Riggs National                      8,900           244
   Silicon Valley Bancshares*          5,000           164
   SIS Bancorp                         6,940           291
   Southwest Bancorp of Texas*         5,200           205
   Staten Island Bancorp*             45,200         1,014
   T R Financial                      10,010           448
   Westamerica Bancorporation          3,900           120
                                                ----------
                                                    14,376
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 0.3%
   Block Drug, Cl A                    3,811    $      167
   French Fragrances*                 36,400           626
   Playtex Products*                  15,000           216
                                                ----------
                                                     1,009
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.2%
   Big Flower Holdings*               29,100           893
   Capstar Broadcasting Partners*        400             8
   Cox Radio, Cl A*                    2,800           118
   Emmis Broadcasting*                18,800           831
   Essex International*               55,100         1,353
   Getty Images*                       8,600           175
   Lamar Advertising*                  2,600            83
   Scandanavian Broadcasting*          1,700            52
   TMP Worldwide*                      9,300           242
   Univision Communications*           2,000            69
                                                ----------
                                                     3,824
                                                ----------
BUILDING & CONSTRUCTION -- 2.0%
   Centex                             10,660           381
   Crossman Communities*              75,200         2,275
   Engle Homes                        17,800           254
   Fairfield Communities*             11,500           235
   Jacobs Engineering Group*           5,500           177
   Lennar                             14,800           392
   MDC Holdings                       23,590           357
   Ryland Group                       21,400           429
   Toll Brothers*                     11,800           304
   US Home*                            4,500           182
   Walter Industries*                 49,900           954
   Willbros Group*                     7,500           125
                                                ----------
                                                     6,065
                                                ----------
BUILDING & CONSTRUCTION SUPPLIES -- 0.7%
   Griffon*                           21,600           300
   NCI Building Systems*              30,200         1,602
   Nortek*                             6,900           212
                                                ----------
                                                     2,114
                                                ----------
CHEMICALS -- 1.1%
   Cambrex                            18,000         1,007
   Dexter                              7,290           301
   General Chemical Group             14,200           362
   H.B. Fuller                         4,710           295
   OM Group                           14,800           614
   Special Devices*                    6,100           232
   Tredegar Industries                 3,700           320
   Wellman                             3,700            89
                                                ----------
                                                     3,220
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COAL MINING -- 0.0%
   Zeigler Coal Holding                5,500    $      100
                                                ----------
                                                       100
                                                ----------
COMMUNICATIONS EQUIPMENT -- 2.0%
   Applied Signal Technology*         29,500           352
   CD Radio*                           2,900           100
   Concord Communications*             9,600           222
   Dionex*                             1,000            52
   DM Management*                     18,600           572
   DSP Communications*                15,300           281
   Echostar Communications*            3,400            86
   Inter-Tel*                         13,000           244
   Melita International*             141,900         2,075
   Mercury Interactive*               12,000           399
   Nice Systems Ltd*                   3,100           113
   Pairgain Technologies*              4,300            67
   Polycom*                           13,500           186
   Reltec*                             1,900            70
   Sawtek*                            25,500           654
   Tekelec*                            6,200           276
   Wavephore*                         12,200           154
                                                ----------
                                                     5,903
                                                ----------
COMPUTERS & SERVICES -- 1.8%
   Apex PC Solutions*                  2,900            73
   Avid Technology*                   17,300           701
   Comverse Technology*                5,695           285
   Documentum*                         2,100            99
   Genicom*                           25,300           202
   HMT Technology*                    23,700           276
   Infinium Software*                 11,200           157
   Inspire Insurance Solutions*        9,400           307
   Kentek Information Systems         15,500           133
   Komag*                             21,000           207
   Maxwell Technologies*               8,200           220
   Micros Systems*                     5,500           323
   National Computer Systems          12,520           304
   Neomagic*                           5,900            90
   Network Appliance*                 12,200           424
   New Era of Networks*                9,500           256
   Sequent Computer Systems*          10,000           166
   Trident Microsystems*               6,200            43
   Visual Networks*                    6,100           216
   Wang Laboratories*                 42,200         1,013
                                                ----------
                                                     5,495
                                                ----------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Ferro                               9,750           279
   Florida Rock Industries             8,960           279
                                                ----------
                                                       558
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 0.5%
   Maxwell Shoe*                      12,600    $      247
   Public Service of New Mexico       25,690           557
   Stride Rite                        17,000           226
   Timberland, Cl A*                   4,800           394
   Wolverine World Wide                7,750           191
                                                ----------
                                                     1,615
                                                ----------
CONTAINERS & PACKAGING -- 0.2%
   Silgan Holdings*                    9,000           299
   US Can*                            14,600           247
                                                ----------
                                                       546
                                                ----------
DRUGS -- 1.5%
   Alpharma, Cl A                      5,800           126
   Anesta*                             6,800           125
   ChiRex*                             7,200           153
   Fuisz Technologies*                13,200           155
   Guilford Pharmaceuticals*          14,400           260
   Ivax                              115,700         1,063
   Jones Pharmaceuticals               3,000            92
   Medco Research*                    14,700           294
   Medicis Pharmaceutical, Cl A*       8,000           326
   Natural Alternatives International* 5,700           101
   NBTY*                              15,200           265
   Ocular Sciences*                   10,700           314
   Parexel International*              7,000           210
   Pathogenesis*                       4,600           166
   Rexall Sundown*                     4,400           147
   Sangstat Medical*                   2,700            71
   Sequus Pharmaceuticals*            26,200           298
   Shire Pharmaceuticals Group PLC*    9,000           175
   Twinlab*                            3,400           126
   Zonagen*                            3,100           113
                                                ----------
                                                     4,580
                                                ----------
ELECTRICAL SERVICES -- 0.9%
   Cleco                              10,800           323
   Commonwealth Energy System         10,730           408
   El Paso Electric*                  85,100           808
   Esco Electronics*                  13,400           240
   Orange and Rockland Utility         1,600            85
   Sierra Pacific Resources            8,760           301
   Sigcorp                            11,050           345
   United Illuminating                 5,700           270
                                                ----------
                                                     2,780
                                                ----------
ELECTRICAL TECHNOLOGY -- 0.3%
   Belden                              6,800           270
   C&D Technologies                    5,700           319
   Marshall Industries*                8,700           269
                                                ----------
                                                       858
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.3%
   Ambassador International*           5,400    $      152
   Cinar Films, Cl B*                  2,400            46
   Cole National*                      6,700           260
   Family Golf Centers*               14,100           370
   Premier Parks*                      3,900           207
   Primadonna Resorts*                23,500           408
   Rio Hotel and Casino*              78,900         1,716
   Royal Olympic Cruise Lines*        10,100           133
   SFX Entertainment, Cl A*           10,000           442
   Sportsline USA*                     6,400           174
   Vistana*                            6,300           134
                                                ----------
                                                     4,042
                                                ----------
ENVIRONMENTAL SERVICES -- 0.3%
   American Disposal Services*         9,300           364
   Eastern Environmental Services*    11,800           336
   Newpark Resources*                 15,500           282
   US Liquids*                         1,200            27
                                                ----------
                                                     1,009
                                                ----------
FINANCIAL SERVICES -- 1.8%
   Affiliated Managers Group*          7,700           276
   Americredit*                       10,600           346
   Ameritrade Holding
     Corporation, Cl A*                6,900           199
   Century Business Services*          2,900            50
   Coast Federal*                     26,100           388
   Dain Rauscher                       5,200           295
   Federated Investors*                7,600           136
   Financial Federal*                 11,300           265
   Franchise Mortgage Acceptance*     12,400           273
   Haven Bancorp                       6,500           172
   Healthcare Financial Partners*      5,000           246
   IMC Mortgage*                      21,500           282
   Imperial Credit Industries*        13,600           287
   JSB Financial                       5,800           337
   McDonald                           31,900           957
   Sirrom Capital                      8,100           216
   Southern Pacific Funding*          18,400           283
   T&W Financial*                      9,900           231
   Travel Services*                    8,100           282
                                                ----------
                                                     5,521
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 0.9%
   Adolph Coors, Cl B                  8,560           321
   American Italian Pasta*             1,900            68
   M & F Worldwide*                   16,800           164
   Pilgrims Pride                      8,600           147
   Ralcorp Holdings*                  46,200           985
   Robert Mondavi*                     1,400            50
   Schweitzer-Manduit International*   5,400           179
   Smithfield Foods*                  10,800           292
   Standard Commercial                 6,763            75
   Universal                           7,900           297
                                                ----------
                                                     2,578
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998

SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
GAS/NATURAL GAS -- 0.2%
   Connecticut Energy                  9,800    $      285
   Energen                             9,720           197
   Unit*                              17,900           140
                                                ----------
                                                       622
                                                ----------
GLASS PRODUCTS -- 0.2%
   Excel Industries                   11,750           234
   Libbey                              8,400           331
                                                ----------
                                                       565
                                                ----------
HOTELS & LODGING -- 0.5%
   Cavanaugh Hospitalty*               8,900           122
   Fours Seasons Hotel                 6,400           200
   Pegasus Systems*                   22,200           561
   Prime Hospitality*                 12,000           215
   Silverleaf Resorts*                11,700           204
   Suburban Lodges of America*         5,900            95
                                                ----------
                                                     1,397
                                                ----------
HOUSEHOLD FURNITURE & FIXTURES -- 1.3%
   Bush Industries                     7,800           210
   Ethan Allen Interiors              12,400           624
   Furniture Brands International*    21,700           640
   Meadowcraft*                      148,500         2,153
   O'Sullivan Industries Holdings*    16,960           254
                                                ----------
                                                     3,881
                                                ----------
HOUSEHOLD PRODUCTS -- 1.2%
   Advanced Lighting Technologies*    11,200           281
   American Safety Razor*             28,250           337
   Holophane*                         10,000           262
   Juno Lighting                      12,900           274
   Lifetime Hoan                     178,600         1,976
   Lilly Industries, Cl A              2,200            43
   Royal Appliance Manufacturing*     17,000            88
   Thomas Industries                  11,365           291
   Windmere                            6,700           212
                                                ----------
                                                     3,764
                                                ----------
INSURANCE -- 4.1%
   Allmerica Financial*                6,800           426
   American Heritage                   9,760           205
   Delphi Financial Group, Cl A*       4,879           265
   E.W. Blanch Holdings               14,500           546
   Enhance Financial Services Group    6,200           404
   Everest Reinsurance Holdings        6,500           253
   Fidelity National Financial         8,500           284
   First American Financial            6,220           449
   FPIC Insurance Group*               8,200           287
   Fremont General                     5,480           313
   Frontier Insurance Group           56,900         1,394
   Harleysville Group                 13,200           320

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   HCC Insurance Holdings             11,500    $      246
   Healthplan Services*                4,300            95
   Highlands Insurance Group*         10,600           221
   Horace Mann Educators              30,500         1,006
   IPC Holdings                       36,700         1,099
   Lasalle Re Holdings                10,500           381
   Life USA Holdings*                 30,800           499
   NS Group*                           3,100            40
   Orion Capital                       6,370           359
   Penn Treaty American*               4,500           138
   PMI Group                           4,600           346
   Presidential Life                  12,390           273
   Renaissancere Holdings             10,400           486
   RLI                                 5,440           284
   State Auto Financial                7,800           251
   Stirling Cooke Brown Holdings*      7,300           203
   Terra Nova (Bermuda)
     Holdings, Cl A*                  15,600           460
   Total Renal Care Holdings*          9,345           287
   Vesta Insurance Group               4,200           221
   WR Berkley                          4,800           224
   Zenith National Insurance           1,700            49
                                                ----------
                                                    12,314
                                                ----------
LEASING & RENTING -- 0.4%
   Aaron Rents                        16,000           313
   Leasing Solutions*                  8,600           241
   Rental Service*                     6,400           166
   United Rentals*                     4,200           145
   Xtra                                5,000           262
                                                ----------
                                                     1,127
                                                ----------
LEISURE PRODUCTS -- 0.6%
   Fossil*                            21,650           419
   Metromedia International Group*     6,600            89
   Movado Group                        9,200           267
   Standard Motor Products            21,700           477
   Steinway Musical Instruments*       8,800           263
   Velcro Industries                   2,800           356
                                                ----------
                                                     1,871
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.3%
   American Woodmark                   7,300           203
   Modtech*                            9,300           183
   TJ International                   19,610           567
   Triangle Pacific*                   1,500            66
                                                ----------
                                                     1,019
                                                ----------
MACHINERY -- 2.8%
   Allied Products                     7,250           156
   Amcast Industrial                  10,010           216
   Aptar Group                         4,500           292
   Asyst Technologies*                17,900           295
   Camco International                 1,500           105

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Commercial Intertech               19,100    $      363
   CTB International*                 10,100           153
   Gardner Denver Machinery*          16,945           459
   Gehl*                               5,500           102
   Gleason                             8,400           248
   Idex                                1,500            55
   Kuhlman                            12,800           541
   Lindsay Manufacturing               2,500           116
   Micrel*                             8,000           250
   Moog*                              24,900           974
   Omniquip International*            97,000         2,128
   Plasma-Therm*                       3,600            30
   Robbins and Myers                   6,000           178
   Roper Industries                   39,000         1,294
   Terex*                              3,200            99
   Varco International*               10,000           261
                                                ----------
                                                     8,315
                                                ----------
MANUFACTURING -- 0.3%
   Donaldson                           3,000            65
   NCH                                 3,450           220
   Watts Industries, Cl A             20,300           473
   Zebra Technologies, Cl A*           6,000           230
                                                ----------
                                                       988
                                                ----------
MARINE TRANSPORTATION -- 0.8%
   Avondale Industries*               60,660         1,706
   Oak Industries*                    11,700           408
   Sea Containers                     10,800           437
                                                ----------
                                                     2,551
                                                ----------
MEASURING DEVICES -- 0.3%
   Chart Industries                    6,800           156
   Cyberonics*                         9,600           109
   Cyberoptics*                        6,600           114
   Esterline Technologies*            14,600           314
   Veeco Instruments*                  2,500            73
                                                ----------
                                                       766
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 5.3%
   1-800 Contacts*                     9,300           139
   Adac Laboratories                  96,400         1,916
   Algos Pharmaceuticals*             10,800           395
   American Homepatient*              25,200           425
   Del Global Technologies*           22,300           256
   Digene*                             7,300            59
   Excel Technology*                 152,000         1,539
   Genesis Health Ventures*           14,300           362
   Haemonetics*                       20,900           319
   Healthworld*                       12,200           172
   Hologic*                           15,200           319
   Idexx*                             20,700           461

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Imation*                           27,700    $      504
   Impath*                             4,300           143
   Integrated Health Services         40,800         1,517
   Interim Services*                  10,100           294
   Invacare                            6,000           158
   Mariner Health Group*              15,500           231
   Maxxim Medical*                    16,500           386
   Minimed*                            6,000           300
   National Surgery Centers*           7,500           209
   Novacare*                          76,360           840
   Orthodontic Centers of America*    18,000           381
   Paragon Health Network*            11,118           171
   Pediatrix Medical Group*            8,300           300
   PHP Healthcare*                     4,400            40
   Physio-Control International*      18,700           393
   Prime Medical Services*           142,600         1,497
   Res-Care*                          11,100           350
   Retirement Care Association*       17,395           137
   Sabratek*                           3,100            81
   Safeskin*                           9,400           329
   Schick Technologies*                5,900           109
   Sofamor/Danek Group*                3,200           266
   Sun Healthcare Group*              11,000           185
   Techne*                             3,600            63
   Theragenics*                        4,500           125
   Trigon Healthcare*                  8,900           303
   Visix Space*                        4,200           206
   Wesley Jessen*                      9,300           251
                                                ----------
                                                    16,131
                                                ----------
METALS & MINING -- 0.2%
   Cleveland Cliffs                    6,500           344
   Wolverine Tube*                     7,500           274
                                                ----------
                                                       618
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 9.6%
   Abacus Direct*                     10,200           511
   ABM Industries                      5,000           138
   Acsys*                              1,500            22
   Acxiom*                             6,000           130
   Advo Systems*                      13,600           341
   Answerthink Consulting Group*       2,700            42
   Arbor Software*                     6,600           226
   Aspen Technology*                   7,000           312
   Atlantic Data Services*             8,300           109
   Barra*                             77,300         1,575
   Black Box*                          4,500           179
   Broadvision*                       12,700           202
   Brooktrout Tech*                   14,300           262
   Business Objects ADR*              14,400           243
   C-Net*                              2,000            73
   Career Education*                   9,900           245
   Carey International*                3,800            84

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Cognex*                             1,200    $       23
   Compass International Services*   122,000         1,434
   Computer Learning Centers*         13,000           223
   Computer Management Sciences*       4,600           109
   Coventry Health Care*              17,100           248
   CSG Systems International*          2,500           107
   DA Consulting Group*                7,000           101
   Datastream Systems*                13,400           285
   Dataworks*                         98,500         1,822
   Day Runner*                         6,600           145
   Diamond Multimedia Systems*        22,100           169
   Diamond Technology Partners*        4,700           109
   Doubleclick*                        3,800           132
   E-trade Group*                     10,600           229
   Electronic Processing*              6,600            83
   Engineering Animation*              1,850            93
   Envoy*                             14,900           654
   FileNet*                            3,600           198
   Genesys Telecom Labs*               3,200            92
   GT Interative Software*            34,500           323
   Hall Kinion & Associates-
     Information Technology*          15,500           219
   Harbinger*                          3,300            77
   HNC Software*                      14,900           515
   Hooper Holmes                      12,200           284
   Hyperion Software*                 21,900           708
   Icon CMT*                          10,000           157
   IDT*                                8,400           219
   Information Advantage*             21,200           180
   Information Management Resources*   1,300            29
   Inso*                              16,000           218
   Intelligroup*                      13,700           262
   J.D. Edwards*                       2,400            88
   JDA Software Group*                12,400           560
   Labor Ready*                       23,300           788
   Learning*                          75,700         2,157
   Legato Systems*                     5,000           143
   Macromedia*                        13,200           209
   Manugistics*                        6,400           182
   MAPICS*                             4,200            74
   Metzler Group*                     12,000           335
   Micromuse*                         11,200           241
   Midway Games*                      35,215           475
   Mindspring Enterprises*             2,500           133
   Mobius Management Solutions*          800            11
   National Instruments*               6,000           200
   NCO Group*                          5,900           132
   Network Solutions*                  6,000           222
   Networks Associates*                2,200           135
   Newsedge*                           4,100            47
   Nova*                               3,100           102
   Objective Systems Integrator*       7,300            54
   On Assignment*                     18,900           638

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Ovid Technologies*                 10,800    $      265
   Peregrine Systems*                  7,100           146
   Pervasive Software*                22,000           253
   Premisys Communications*           15,000           374
   Project Software & Development*    31,800           716
   QuadraMed*                          2,600            63
   Quickresponse Services*             6,500           231
   Radiant Systems*                    1,900            31
   Real Network*                       8,300           192
   Ritchie Bros. Auctioneers*         12,100           328
   Sapient*                            2,200            98
   Saville Systems Ireland ADR*        4,300           172
   Siebel Systems*                     4,700           107
   Software AG Systems*               30,700           748
   SPR*                                2,600            73
   Staff Leasing*                      9,200           262
   Staffmark*                          7,200           265
   Superior Services*                  3,500           107
   Systems and Computers
     Technology*                      26,200           671
   Technology Solutions*              12,200           368
   Transaction Systems Architects*     7,500           304
   Transition Systems*                11,900           236
   TSI International Software Ltd*    13,000           286
   Vantive*                            1,800            48
   Verio*                                300             7
   Visio*                              2,400           113
   Wackenhut Corrections*             21,000           509
   Wall Data*                         14,300           185
   Whittman-Hart*                      4,900           200
   Wind River Systems*                 7,000           232
   Xylan*                              9,000           217
                                                ----------
                                                    28,874
                                                ----------
MISCELLANEOUS CONSUMER SERVICES-- 1.1%
   Carriage Services*                  9,400           202
   G&K Services                        6,000           234
   Lamalie Associates*                 8,900           166
   Metamor Worldwide*                  2,000            60
   Regis                               6,500           182
   Robert Half International*            600            30
   Romac International*                3,600           101
   Sos Staffing Services*            101,000         1,970
   Steiner Leisure*                   11,250           335
   Unifirst                            5,000           129
                                                ----------
                                                     3,409
                                                ----------
MISCELLANEOUS MANUFACTURING -- 2.4%
   AFC Cable Systems*                 29,150           984
   Artesyn Technologies*               6,500           107
   Cable Design Technologies*         11,250           265
   Coastcast*                         29,000           540
   Culligan Water Technologies*        4,700           262

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   EVI Weatherford*                    2,600    $      131
   General Cable*                     21,300           564
   Hexcel*                             9,000           246
   Kemet*                             90,600         1,458
   Mac-Gray*                          12,400           178
   Media Arts Group*                  14,500           282
   N2K*                               10,200           201
   RMI Titanium*                       7,400           159
   Superior Telecom*                   6,900           273
   Varlen                             46,400         1,572
                                                ----------
                                                     7,222
                                                ----------
OFFICE FURNITURE & FIXTURES -- 0.2%
   Kimball International, Cl B        10,520           259
   Knoll*                              7,000           221
                                                ----------
                                                       480
                                                ----------
PAPER & PAPER PRODUCTS -- 0.5%
   American Pad & Paper*              14,200            94
   Buckeye Technologies*              22,200           501
   Gaylord Container*                 53,600           449
   Shorewood Packaging*               37,800           522
                                                ----------
                                                     1,566
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.2%
   Berry Petroleum                    38,500           549
   Cabot Oil & Gas, Cl A               3,100            63
   Cross Timbers Oil                  13,650           236
   Edge Petroleum*                     7,500            92
   Giant Industries                   11,700           220
   Grey Wolf*                         11,000            43
   Key Energy Group*                   3,400            56
   Marine Drilling*                   19,600           369
   Pool Energy Services*               9,600           196
   Pride International*               12,500           280
   Seacor Holdings*                    9,000           527
   Seitel*                            11,600           197
   Veritas DGC*                       11,700           606
   Wiser Oil                          11,530           120
                                                ----------
                                                     3,554
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.1%
   Pinnacle Systems*                   7,500           252
                                                ----------
                                                       252
                                                ----------
PRINTING & PUBLISHING -- 1.0%
   Bowne                              14,400           617
   Journal Register*                   9,800           196
   Lone Star Industries                8,390           631
   New England Business Service        4,000           130
   Southdown                           5,600           368
   Standard Register                   8,210           296
   World Color Press*                 29,200           878
                                                ----------
                                                     3,116
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 3.0%
   ABR Information Services*           7,400    $      190
   American Oncology Resources*       17,000           217
   Balanced Care Group*               47,600           381
   CDI*                                5,000           184
   Corporatefamily Solutions*          4,700           108
   Devry*                              7,000           279
   Ecsoft Group PLC*                  17,400           487
   Educational Management*            14,800           518
   Equity International*              18,300           435
   Indigo Aviation AB-
     Sponsored ADR*                   21,800           251
   International Network Services*    17,000           533
   Personnel Group of America*        14,600           296
   Phymatrix*                         86,500           811
   Pre Paid Legal*                     1,500            53
   Preview Travel*                     7,700           218
   Professional Detailing*             1,400            29
   Promedco Management*              140,400         1,571
   Provant*                            3,100            62
   Stein Mart*                       104,600         1,647
   Strayer Education                   4,300           151
   Sylvan Learning Systems*            8,250           252
   Tetra Tech*                        11,250           248
   White Cap Industries*               4,100            86
                                                ----------
                                                     9,007
                                                ----------
RAILROADS -- 0.1%
   Canadian National Railway           5,300           313
   Rural/Metro*                        2,500            59
                                                ----------
                                                       372
                                                ----------
REAL ESTATE -- 2.5%
   Arden Reality Group, REIT*         23,000           631
   Brandywine Realty Trust, REIT       8,900           206
   Burnham Pacific Properties, REIT   15,900           224
   CB Richard Ellis Services*          9,000           303
   Equity Inns, REIT                  22,600           323
   Golf Trust of America, REIT        12,300           403
   Healthcare Realty Trust, REIT       8,700           246
   Home Properties of
     New York, REIT                   13,100           350
   Intrawest                          16,300           323
   Kilroy Realty, REIT                36,100           945
   Mid-America Apartment
     Communities, REIT                16,000           431
   Pacific Gulf Properties, REIT       8,700           189
   RFS Hotel Investors, REIT         139,500         2,773
   Resourtquest International*         5,500            84
                                                ----------
                                                     7,431
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


SMALL CAP FUND--CONTINUED

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
REPAIR SERVICES -- 0.0%
   Central Parking                     2,900    $      130
                                                ----------
                                                       130
                                                ----------
RETAIL -- 13.0%
   Ames Department Stores*            18,600           459
   Ann Taylor Stores*                 28,300           617
   Applebees International            58,900         1,436
   Boise Cascade Office Products*     33,700           577
   Bombay*                             4,100            18
   Brylane*                           10,400           494
   Buckle*                             6,700           342
   Building Material Holding*         21,200           289
   Burlington Coat Factory
     Warehouse*                       82,860         1,662
   Cash America International         12,380           209
   Children's Place Retail Stores*   234,600         2,669
   CKE Restaurants                     5,115           162
   Claire's Stores                   105,300         1,981
   Compucom Systems*                  39,100           286
   Cost Plus*                          4,800           142
   Dollar Tree Stores*                 2,500           129
   Dress Barn*                        23,370           677
   Duck-Wall Alco Stores*              7,100           128
   Eagle Hardware & Garden*            3,500            64
   Fingerhut                          12,100           355
   Finish Line*                       88,900         2,111
   Finlay Enterprises*                77,300         1,981
   Foodmaker*                          5,000            84
   Footstar*                          19,300           853
   Gadzooks*                          83,300         2,325
   Genesco*                           19,900           256
   Genesis Direct*                     3,200            37
   Global Directmail*                123,300         2,543
   Goodys Family Clothing*             5,500           265
   Homebase*                          83,800           728
   Hot Topic*                         11,400           262
   Information Management
     Associates*                      68,000           740
   Landry's Seafood Restaurants*      10,500           238
   Lithia Motors*                      6,500            91
   Little Switzerland*                27,600           154
   Longs Drug Stores                  44,900         1,361
   Marks Brothers Jewelers*           94,500         1,689
   Men's Wearhouse*                    2,300            98
   Michaels Stores*                    8,600           257
   Nichols Research*                   3,650            88
   O'Charleys*                        10,000           208
   Pacific Sunwear of California*     20,800           931
   Papa John's International*          5,700           237
   Paul Harris Stores*                74,100           954
   Pier 1 Imports                     15,300           368
   Piercing Pagoda*                    4,400           154


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   PJ America*                         5,000    $       99
   Ross Stores*                        6,600           291
   Ruddick                            48,400           865
   Ryan's Family Steak Houses*        30,530           311
   Shopko Stores                      69,650         2,429
   Showbiz Pizza Time*                 9,900           351
   Sonic*                             15,300           317
   St. John Knits                      5,000           192
   Track 'n Trail*                   169,000         1,162
   Tropical Sportswear*               16,900           322
   U.S. Office Products*               5,100            86
   Whole Foods Market*                 4,599           253
   Williams Sonoma*                    3,800           105
   Zale*                              27,900           863
                                                ----------
                                                    39,355
                                                ----------
RUBBER & PLASTIC -- 0.2%
   Carlisle Companies                  4,300           208
   Hanna                              15,900           319
                                                ----------
                                                       527
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   Aavid Thermal Technologies*         6,500           180
   Applied Micro Circuits*            18,600           419
   AVX                                23,300           440
   Burr-Brown*                         9,325           239
   Cymer*                              5,300           101
   DSP Group*                         10,200           200
   Etec Systems*                       8,100           296
   Galileo Technology Ltd*             4,200            89
   Herley Industries*                 12,100           160
   Herley Industries (WTS)*            6,600            12
   Hutchinson Technology*              8,500           213
   Level One Communications*          16,725           446
   Memc Electronic Materials*         17,900           243
   MMC Networks*                       7,200           187
   MRV Communications*                 3,700            86
   Photronics Labs*                    6,700           177
   PMC Sierra*                        16,600           646
   Qlogic*                             7,300           296
   Remec*                             14,800           213
   RF Micro Devices*                   9,000           115
   Sanmina*                              300            23
   Semtech*                           12,900           271
   Stoneridge*                        29,900           665
   Technitrol                          4,800           194
   Transwitch*                         8,600           118
   Vitesse Semiconductor*              8,200           210
                                                ----------
                                                     6,239
                                                ----------
SPECIALTY CONSTRUCTION -- 0.2%
   DR Horton*                          8,000           144

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Insituform Technologies*           24,600    $      317
   Oakwood Homes                       5,000           136
                                                ----------
                                                       597
                                                ----------
SPECIALTY MACHINERY -- 0.1%
   Fedders                            24,400           146
   Pameco*                             7,300           134
                                                ----------
                                                       280
                                                ----------
STEEL & STEEL WORKS -- 1.1%
   Bethlehem Steel*                   20,700           254
   Inland Steel Industries            12,270           351
   LTV                                50,300           550
   National Steel, Cl B*              65,830         1,037
   Oregon Steel Mills                 14,400           348
   Precision Castparts                 2,000           115
   Quanex                              5,800           180
   Reliance Steel & Aluminum           7,740           296
   WHX*                               19,000           261
                                                ----------
                                                     3,392
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 1.0%
   Boston Communications Group*       12,000           103
   Brightpoint*                       18,000           285
   Com21*                              3,100            45
   Concentric Network*                 6,200           137
   Exodus Communications*              6,900           236
   Metromedia Fiber Network*           2,700           110
   MGC Communications*                 2,200            37
   Pacific Gateway Exchange*             700            30
   Princeton Video Image*            185,200           926
   Skytel Communications*              9,800           222
   Telegroup*                          3,700            49
   United Video Satellite Group*      10,500           409
   World Access*                       9,100           286
                                                ----------
                                                     2,875
                                                ----------
TESTING LABORATORIES -- 0.2%
   Celgene*                           10,700           106
   Curative Health Services            8,400           236
   International Telecommunications
     Data Systems*                     9,400           231
                                                ----------
                                                       573
                                                ----------
TRANSPORTATION SERVICES -- 0.1%
   GATX                                4,390           361
                                                ----------
                                                       361
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
TRUCKING -- 1.8%
   Air Express International           3,000   $        77
   Arkansas Best*                     10,500           102
   Budget Group, Cl A*                 9,000           266
   Expeditors International of
     Washington                        7,300           292
   Heartland Express*                  2,000            44
   Hunt JB Transportation Services     6,000           180
   Iron Mountain*                      7,100           295
   Motor Cargo Industries*           145,800         1,823
   Roadway Express                     7,000           132
   Rollins Truck Leasing              64,700           776
   Suiza Foods*                        5,950           348
   Swift Transportation*               8,250           184
   US Freightways                     16,920           533
   Werner Enterprises                  7,500           143
   Yellow*                             9,020           169
                                                ----------
                                                     5,364
                                                ----------
WATER UTILITIES -- 0.0%
   California Water Service Group      7,340           163
                                                ----------
                                                       163
                                                ----------
WHOLESALE -- 4.2%
   Amerisource Health*                 4,000           218
   Barnes Group                       10,160           302
   Bindley Western Industries          9,000           320
   BJ's Wholesale Club*               73,800         2,915
   Cameron Ashley Building Products*   8,100           142
   Central Garden and Pet*            12,000           355
   CHS Electronics*                   25,300           503
   Greenbrier                         44,900           808
   Insight Enterprises*               10,200           319
   Marquette Medical Systems, Cl A*   19,700           552
   Meade Instruments*                 65,200           676
   Michael Foods                      12,900           360
   North Face*                        12,700           315
   Patterson Dental*                  10,000           325
   Performance Food Group*             6,500           122
   Richardson Electronics            135,600         1,788
   Richfood Holdings                   6,100           149
   SCP Pool*                           7,400           178
   Sed International Holdings*         5,090            45
   Serologicals*                       7,900           233
   Tower Automotive*                  27,700         1,300
   United Stationers                   8,200           489
   US Foodservice*                     8,000           265
                                                ----------
                                                    12,679
                                                ----------
Total Common Stocks
   (Cost $254,281)                                 279,049
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


SMALL CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.7%
   U.S. Treasury Bill (A)
     5.340%,  06/25/98                $2,000    $    1,994
                                                ----------
Total U.S. Treasury Obligation
   (Cost $1,993)                                     1,994
                                                ----------
REPURCHASE AGREEMENT -- 9.3%
   Merrill Lynch
     5.470%, dated 05/29/98, matures
     06/01/98, repurchase price
     $28,126,000 (collateralized
     by various U.S Treasury, RFIN
     and FICO obligations, total par
     value $39,092,000, 0.000-8.875%,
     11/12/98-04/15/30, total
     market value: $28,792,000)       28,113        28,113
                                                ----------
Total Repurchase Agreement
   (Cost $28,113)                                   28,113
                                                ----------
Total Investments--102.2%
   (Cost $284,387)                                 309,156
                                                ----------

* NON-INCOME PRODUCING SECURITY
(A) SECURITY SEGREGATED TO COLLATERALIZE FUTURE CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $24,761,850.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FICO -- FINANCING CORPORATION
LTD -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST
RFIN -- RESOLUTION FUNDING CORPORATION
WTS -- WARRANTS

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 33.4%
   U.S. Treasury Bill (C)
     5.090%,  09/03/98               $ 1,450      $  1,431
   U.S. Treasury Bonds
    10.750%,  08/15/05                18,225        23,649
     9.250%,  02/15/16                60,845        83,375
     6.375%,  08/15/27                18,090        19,436
     6.125%,  11/15/27                20,450        21,382
   U.S. Treasury Notes
     5.000%,  01/31/99                   450           449
     5.750%,  09/30/99                 1,900         1,905
     5.875%,  11/15/99                 1,760         1,768
     6.375%,  01/15/00                   525           532
     5.500%,  02/29/00                 3,140         3,138
     5.875%,  09/30/02                16,710        16,883
     5.750%,  10/31/02                 1,300         1,307
     5.750%,  11/30/02                   700           704
     5.625%,  12/31/02                 2,000         2,003
    10.750%,  02/15/03                   400           484
     5.500%,  02/28/03                30,700        30,596
     3.375%,  01/15/07 (D)             7,848         7,618
     3.625%,  01/15/08 (D)            35,650        35,304
     3.625%,  04/15/28 (D)             1,300         1,293
   U.S. Treasury STRIPS
     5.980%,  11/15/21                 6,470         1,624
                                                ----------
Total U.S. Treasury Obligations
   (Cost $249,525)                                 254,881
                                                ----------

CORPORATE OBLIGATIONS -- 22.1%
AEROSPACE & DEFENSE -- 1.0%
   TCI Communications
     8.750%,  08/01/15                 6,700         7,906
                                                ----------
                                                     7,906
                                                ----------
AIR TRANSPORTATION -- 0.9%
   Boeing (B)
     6.625%,  02/15/38                 5,000         5,038
   Federal Express
     9.650%,  06/15/12                 1,275         1,592
     9.625%,  10/15/19                   150           161
                                                ----------
                                                     6,791
                                                ----------
AUTOMOTIVE -- 1.0%
   Ford Motor Capital
     7.700%,  05/15/97                 1,300         1,456
    10.125%,  11/15/00                 1,525         1,664
     9.500%,  07/01/01                 4,000         4,380
                                                ----------
                                                     7,500
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
22

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
BANKS -- 3.7%
   ABN Amro Bank of Chicago
     6.625%,  10/31/01                $1,000     $   1,014
   BankAmerica
     9.200%,  05/15/03                   150           169
   Chase Manhattan
     8.625%,  05/01/02                 1,000         1,086
   Continental Bank, N.A.
    12.500%,  04/01/01                 1,000         1,164
   Equitable
     9.000%,  12/15/04                   700           798
   First Chicago
     9.875%,  08/15/00                   450           485
    11.250%,  02/20/01                 2,000         2,255
   First Chicago Bank
     8.875%,  03/15/02                 2,700         2,940
   First National Bank of Omaha
     7.320%,  12/01/10                   250           260
   First USA Bank of
     Wilmington Delaware
     6.375%,  10/23/00                 4,090         4,121
   J.P. Morgan Capital
     7.950%,  02/01/27                   200           217
   Korea Development Bank
     7.125%,  09/17/01                   540           492
   Midlantic
     9.200%,  08/01/01                   600           652
   Midland Bank
     6.950%,  03/15/11                 1,750         1,807
   National Bank of Hungary
     8.875%,  11/01/13                   650           754
   NCNB Bank
     10.200%,  07/15/15                1,950         2,650
   Security Pacific
     11.000%,  03/01/01                2,750         3,083
   Sumitomo Bank International
     9.550%,  07/15/00                 2,000         2,120
   Swiss Bank
     7.375%,  07/15/15                 1,200         1,290
     7.000%,  10/15/15                   300           312
   Westpac Banking
     7.875%,  10/15/02                   500           531
                                                ----------
                                                    28,200
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.6%
   Continental Cablevision
     8.875%,  09/15/05                   525           595
     9.000%,  09/01/08                   800           937
     9.500%,  08/01/13                 2,350         2,749
                                                ----------
                                                     4,281
                                                ----------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
   Rohm & Haas
     9.500%,  04/01/21              $    600    $      674
                                                ----------
                                                       674
                                                ----------
ELECTRICAL SERVICES -- 2.4%
   Arizona Public Service
     Pvngs II Funding
     8.000%,  12/30/15                 1,000         1,106
   Boston Edison
     9.875%,  06/01/20                   800           902
   Boston Edison  First Mortgage
     9.375%,  08/15/21                 3,050         3,481
   Commonwealth Edison
     9.750%,  02/15/20                 1,000         1,087
     9.875%,  06/15/20                   493           593
   Deseret Generator &
     Transportation Cooperative
     9.375%,  01/02/11                   172           179
   Hydro Quebec
     8.050%,  07/07/24                 5,450         6,451
   Korea Electric Power
     7.750%,  04/01/13                   540           424
     6.750%,  08/01/27                   450           376
   Mobile Energy Services
     8.665%,  01/01/17                   279           156
   Province of New Foundland
    10.000%,  12/01/20                 1,200         1,671
   Public Services Electric & Gas
     7.625%,  02/01/00                   200           205
   Quebec Province
    11.000%,  06/15/15                 1,000         1,119
   System Energy Resources
     7.430%,  01/15/11                   364           377
                                                ----------
                                                    18,127
                                                ----------
ENTERTAINMENT -- 0.3%
   News America Holdings
     10.125%,  10/15/12                  600           698
   Time Warner
     9.125%,  01/15/13                 1,175         1,431
                                                ----------
                                                     2,129
                                                ----------
FINANCIAL SERVICES -- 5.8%
   American General
     9.625%,  07/15/00                   440           471
   Associated P&C Holdings (B)
     6.750%,  07/15/03                 4,000         4,040
   BankAmerica
     8.375%,  03/15/02                   800           857
   Bear Stearns
     6.500%,  06/15/00                 1,450         1,465

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Countrywide Capital I
     8.000%,  12/15/26              $    600      $    626
   Dresdner Bank
     7.250%,  09/15/15                 1,750         1,859
   Fleet Financial Group
     6.875%,  03/01/03                 1,000         1,028
   Ford Capital Note
     9.875%,  05/15/02                 1,550         1,752
   Ford Motor Capital
     9.500%,  06/01/10                 1,000         1,238
   GMAC
     6.610%,  06/15/15                 2,600           858
   Goldman Sachs
     6.250%,  02/01/03                   800           799
   Household Finance
     9.625%,  07/15/00                   815           872
   J.P. Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X,
     CMO, IO (A) (B)
     1.970%,  09/15/29                 6,545           595
   Lehman Brothers
     9.875%,  10/15/00                 1,625         1,759
     6.125%,  02/01/01                 1,750         1,750
   Lehman Brothers Holdings
     8.875%,  03/01/02                 2,600         2,824
   Lehman Brothers Holdings, MTN
     8.875%,  02/15/00                   550           575
   Merrill Lynch
     7.430%,  09/01/22                   885           916
   Paine Webber Group
     6.930%,  08/15/03                   325           332
     6.730%,  01/20/04                   150           152
     8.875%,  03/15/05                 1,100         1,243
   Salomon Brothers
     7.750%,  05/15/00                   225           232
     7.500%,  02/01/03                   750           784
     6.750%,  02/15/03                 1,650         1,675
     7.000%,  06/15/03                 2,000         2,055
   US West Capital Funding
     7.900%,  02/01/27                 1,000         1,204
   Wharf International Finance
     7.625%,  03/13/07                   575           484
   Zurich Capital Trust (B)
     8.376%,  06/01/37                10,300        11,446
                                                ----------
                                                    43,891
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 0.5%
   Philip Morris
     7.000%,  07/15/05                   750           772
   Nabisco
     6.375%,  02/01/35                 3,000         2,955

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   RJR Nabisco
     8.750%,  08/15/05              $    250    $      264
     8.500%,  07/01/07                   100           103
                                                ----------
                                                     4,094
                                                ----------
GAS/NATURAL GAS -- 0.2%
   K N Energy
     9.625%,  08/01/21                 1,400         1,586
                                                ----------
                                                     1,586
                                                ----------
INSURANCE -- 0.2%
   Allstate Insurance
     7.500%,  06/15/13                 1,000         1,075
   Loew's
     7.625%,  06/01/23                   450           474
                                                ----------
                                                     1,549
                                                ----------
LEASING & RENTING -- 0.2%
   General Motors
     9.625%,  12/01/00                 1,271         1,376
                                                ----------
                                                     1,376
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.3%
   Georgia Pacific
     9.500%,  12/01/11                 1,300         1,620
     9.875%,  11/01/21                   300           340
                                                ----------
                                                     1,960
                                                ----------
MACHINERY -- 0.0%
   Tenneco
     7.450%,  12/15/25                   125           131
                                                ----------
                                                       131
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.4%
   N R G Energy (B)
     7.625%,  02/01/06                 2,000         2,108
   Northrop-Gruman
     9.375%,  10/15/24                 2,990         3,581
   Phillips Petroleum
     9.180%,  09/15/21                 1,200         1,329
   Pohang Iron & Steel
     7.125%,  07/15/04                   500           420
     7.375%,  05/15/05                   250           209
   YPF Sociedad Anonima
     7.750%,  08/27/07                 3,000         2,944
                                                ----------
                                                    10,591
                                                ----------
24

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS TRANSPORTATION -- 1.3%
   British Aerospace Financial (B)
     7.500%,  07/01/27                $4,600    $    5,100
   Union Pacific
     7.000%,  02/01/16                 5,000         5,050
                                                ----------
                                                    10,150
                                                ----------
PAPER & PAPER PRODUCTS -- 0.2%
   Federal Paperboard
     8.875%,  07/01/12                   300           365
   Union Camp
    10.000%,  05/01/19                   550           594
   Weyerhaeuser
     7.250%,  07/01/13                   325           349
                                                ----------
                                                     1,308
                                                ----------
PRECIOUS METALS -- 0.0%
   Wharf Capital
     8.875%,  11/01/04                   375           359
                                                ----------
                                                       359
                                                ----------
RETAIL -- 0.7%
  Dayton Hudson
    10.000%,  01/01/11                   350           446
     8.600%,  01/15/12                   175           207
   J.C. Penney
     9.750%,  06/15/21                 1,200         1,338
   Loew's
     7.000%,  10/15/23                 1,350         1,335
   May Department Stores
     9.875%,  06/15/21                 1,500         1,712
                                                ----------
                                                     5,038
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 0.9%
  GTE
    10.250%,  11/01/20                   300           335
     6.940%,  04/15/28                   690           699
   New York Telephone
     9.375%,  07/15/31                 2,768         3,183
   Tele-Communications
     9.250%,  01/15/23                   150           171
   U.S. West Communication
     8.875%,  06/01/31                 2,200         2,472
                                                ----------
                                                     6,860
                                                ----------
WATER UTILITIES -- 0.4%
   Hydro Quebec, Ser FU
    11.750%,  02/01/12                   820         1,201
   Hydro Quebec, Ser GW
     9.750%,  01/15/18                 1,300         1,482

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Norsk Hydro A/S
     9.000%,  04/15/12               $   525    $      651
                                                ----------
                                                     3,334
                                                ----------
Total Corporate Obligations
   (Cost $163,753)                                 167,835
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
   FNMA STRIPS
     9.000%,  09/25/25                   264           280
   Resolution Trust Funding STRIPS
     6.230%,  10/15/20                   175            45
   Resolution Funding STRIPS
     6.230%,  01/15/21                 1,000           255
   Resolution Trust Funding
     8.625%,  01/15/30                   250           335
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $803)                                         915
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS -- 29.2%
   FHLMC
     9.500%,  09/01/05                 1,020         1,072
     9.000%,  12/01/05                    30            31
     7.000%,  05/01/07-06/10/28       14,508        14,752
     8.500%,  09/01/08-04/01/09        2,173         2,298
     8.000%,  04/01/08-08/01/26        6,733         6,968
     7.500%,  08/01/10-08/01/27        1,237         1,277
     6.500%,  01/01/11                   172           173
     9.750%,  10/01/14                   464           501
     6.000%,  10/01/23                 1,916         1,863
   FHLMC REMIC Ser 1, Cl Z
     9.300%,  04/15/19                   595           636
   FHLMC REMIC Ser 1563, Cl B (C)
     8.300%,  08/15/08                   332           336
   FNMA REMIC Ser 1996-56 Cl E
     8.431%,  04/25/23                    52            44
   FHLMC Ser 1997-A, Cl A
     7.350%,  04/15/19                 1,661         1,727
   FHLMC TBA
     6.000%,  06/15/13                 4,000         3,951
     6.500%,  06/15/13                 3,000         3,020
   FNMA
     6.750%,  07/30/07                   400           408
     8.000%,  11/01/10-06/01/28        6,963         7,207
     8.500%,  09/01/13                    23            24
     6.500%,  06/15/13-06/10/28       33,710        33,728
     6.491%,  08/25/23                    34            33
     6.000%,  02/01/26-06/01/28       32,760        32,037
     7.000%,  06/10/28                 6,350         6,429
     7.500%,  06/01/28                10,000        10,263

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   FNMA CMO, Ser  1997-G5
     7.050%,  06/25/04             $   2,078    $    2,113
   FNMA PO
     7.388%,  08/25/23                    81            71
   FNMA REMIC
     5.500%,  08/25/20                 2,009         1,956
   FNMA REMIC Ser 1990-106, Cl-J
     8.500%,  09/25/20                   412           432
   FNMA REMIC Ser 1991-156, Cl A
     7.500%,  10/25/21                 1,528         1,552
   FNMA Ser 97-15  (A)
     6.200%,  04/25/27                 1,487         1,490
   GNMA
     6.500%,  08/15/23-06/01/28       38,974        38,747
     7.000%,  12/15/23-04/15/28          395           402
   GNMA
     8.500%,  11/15/00                    17            18
     7.500%,  09/15/06-06/01/28       14,571        15,005
     9.500%,  09/15/09                   292           316
     7.375%,  06/20/21                 3,374         3,456
     8.000%,  05/15/24-10/15/25        2,468         2,566
   GNMA (A)
     7.375%,  04/20/25                 1,214         1,244
   GNMA ARM (A)
     7.000%,  10/20/22                   636           651
   GNMA TBA
     7.000%,  06/01/28                15,960        16,184
   SLMA (A)
     6.147%,  07/25/11                 1,600         1,604
   SLMA Ser 1996-3 A1 (A)
     5.707%,  10/25/04                 2,677         2,675
   SLMA Ser 1997-3, Cl A-1, ARM (A)
     5.817%,  04/25/06                 3,410         3,400
   SLMA Ser 1998-1, Cl A-2 (A)
     5.977%,  10/25/11                   500           499
                                                ----------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $221,692)                                 223,159
                                                ----------

ASSET-BACKED SECURITIES -- 7.3%
   American Airlines
     9.780%,  11/26/11                   585           696

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Asset Securitization, Ser 1995-D4
     7.100%,  08/13/29                $1,346     $   1,406
   Asset Securitization,
     Ser 1997-D4, Cl A1-C
     7.420%,  04/14/29                 3,000         3,203
   AT&T Universal Credit Card
     Master Trust 1995-2 A
     5.950%,  10/17/02                   945           949
   Banc One Credit Card Master
     Trust, Ser 1995-B, Cl A
     6.300%,  09/15/00                 4,100         4,146
   Brazos Student Loan Finance,
     Ser 1998-A, Cl A2 (A)
     6.180%,  06/01/23                 1,000         1,004
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A, PO
     5.927%,  02/07/03                 1,000           851
   Delta Funding Hel, Ser 1998-1,
     Cl A1-F (A)
     5.800%,  10/25/17                 2,398         2,398
   Chase Manhattan Auto
     Grantor Trust, Ser 1996-B, Cl A
     6.610%,  09/15/02                   145           146
   Chase Master Credit Card
     Trust I, Ser 1995-2, Cl A
     6.230%,  06/15/03                 6,000         6,060
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A
     5.900%,  07/15/03                   215           215
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A
     5.904%,  02/07/03                 6,400         5,445
   Discover Card Acceptance,
     Ser 1995-2, Cl A
     6.550%,  02/18/03                   775           786
   First Chicago Master Trust II,
     Ser 1994-L, Cl A
     7.150%,  04/15/01                 3,075         3,123
   First Union-Lehman Brothers
     CMO, IO, Ser 1997-C2, Cl IO
    12.170%,  11/18/27                 2,100           188
   IBM Credit Receivables Lease
     Asset Master Trust, Ser 93-1, Cl A
     4.550%,  11/15/00                   145           145
   Keycorp Auto Grantor Trust,
     Ser 1995-A, Cl A
     5.800%,  07/15/00                    86            87
   Metropolitan Asset Funding
     REMIC, Ser 97-B
     7.130%,  03/22/12                 3,000         3,049

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Metropolitan Asset Funding
     REMIC, Ser 97-B, Cl A-1B
     6.670%,  12/20/06                $3,000      $  3,026
   NationsBank, Ser 1995-1, Cl A
     6.450%,  04/15/03                 1,025         1,041
   Premier Auto Trust, Ser 1993-5, Cl A2
     4.220%,  03/02/99                   313           313
   Premier Auto Trust, Ser 1993-5, Cl B
     4.450%,  03/02/99                    34            34
   Rural Housing Trust, REMIC,
     Ser 1987-1B
     3.330%,  10/01/28                   841           813
   Sears Credit Account Master
     Trust, Ser 1994-1, Cl A
     7.000%,  08/15/00                 1,025         1,039
   Sears Credit Account Master
     Trust, Ser 1995-3, Cl A
     7.000%,  10/15/04                 1,300         1,328
   Structured Asset Securities
     Ser 1998-C2A, Cl A (A)
     5.830%,  01/25/13                   600           600
   Structured Product Asset (A) (B)
     5.750%,  07/20/98                10,000        10,000
   Toyota Auto Receivable
     Grantor Trust
     5.850%,  03/15/01                   533           534
   United Airlines Equipment,
     Ser 1991, Cl C
     10.360%,  11/12/12                1,445         1,857
   Western Financial Grantor Trust,
     Ser 1995-2, Cl A1
     7.100%,  07/01/00                 1,017         1,024
                                                ----------
Total Asset-Backed Securities
   (Cost $54,436)                                   55,506
                                                ----------

MORTGAGE-BACKED OBLIGATIONS -- 10.9%
   Advanta Credit Card Master
     Trust II Ser 96-A, Cl A-1
     6.000%,  11/15/05                 3,220         3,291
   Amresco Commercial, CMO
     Ser 1997-C1, Cl A3
     7.190%,  06/17/29                 1,930         2,004
   Arbors of Little Rock
     7.450%,  01/01/39                   950           993
   Bell Tower Apartments
     7.000%,  06/30/39                 1,525         1,558
   Castle Terrace
     8.000%,  05/01/37                   500           538
   Caterpillar Financial Asset Trust,
     Ser 1996-A, Cl A3
     6.300%,  05/25/02                 3,461         3,477

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Cadillac Lofts
     6.875%,  03/30/39                $1,258     $   1,265
   Chase Commercial Mortgage
     7.370%,  02/19/07                 5,221         5,449
   CLC Excelsior II Apartments
     7.875%,  02/01/39                   500           538
   Colonial Apartments
     7.050%,  01/31/39                 1,288         1,322
   Compass Pointe Apartments
     7.062%,  05/31/39                 1,418         1,438
   Contimortgage Home Equity
     Loan Trust, Ser 1998-1, Cl A2
     6.180%,  07/15/12                 9,000         9,032
   Creekwood
     7.300%,  11/30/38                 1,000         1,047
   Empire Funding Home Loan
     Owner Trust, Ser 1997-4, Cl A1 (A)
     5.740%,  01/25/08                 2,019         2,019
   Evergreen Tower
     7.250%,  01/01/39                   975         1,008
   First Plus Home Loan Trust,
     Ser 1998-2, Cl A1 (A)
     5.760%,  12/10/08                 4,929         4,927
   Green Tree Financial,
     Ser 1994-5, Cl A2
     7.300%,  11/15/19                   831           836
   Green Tree Financial,
     Ser 1995-3, Cl A
     6.650%,  08/15/25                   888           893
   Green Tree Financial,
     Ser 1996-10, Cl A6
     7.300%,  11/15/28                   400           422
   Green Tree Financial,
     Ser 1997-1, Cl A-6
     7.290%,  03/15/28                   350           364
   Green Tree Financial,
     Ser 1998 B, Cl A4
     6.390%,  02/15/25                 2,000         2,001
   Green Tree Recreational,
     Ser 1998-A, Cl A1H
     6.710%,  05/15/29                 1,172         1,170
   GSMS 98-1 A CMO
     8.000%,  08/19/19                 1,100         1,152
   Holt Apartments
     7.275%,  07/30/38                   579           602
   Keystone Owner Trust,
     Ser 1998-P1, Cl A1
     6.620%,  11/25/08                 2,260         2,260
   Merit Securities CMO
     Ser 11, Cl 1A1
     6.580%,  07/28/22                   900           900

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


CORE FIXED INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
     Cl 1996-C2
     6.960%,  11/21/28               $   225     $     221
   Merrill Lynch Mortgage Investors,
     Cl 1996-C2, Ser A3
     6.960%,  11/21/28                 6,700         6,972
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
     7.120%,  04/13/36                 3,000         3,150
   Renaissance Place
     7.375%,  08/01/37                   805           841
   Residential Asset Securitization
     Trust, Ser 98-A8, Cl A1
     6.750%,  06/25/28                 1,000           999
   Residential Accredit Loans,
     Ser 1998-QS05, Cl A1
     6.750%,  04/25/28                 1,690         1,693
   Residential Accredit Loans,
     Ser 1998-QS4, Cl A1
     6.500%,  03/25/28                 1,161         1,158
   Residential Accredit Loans,
     Ser 1997-QS10, Cl A1
     7.250%,  10/25/27                   514           519
   Residential Asset Securitization,
     Ser 1998-A6, Cl A1
     6.750%,  03/01/28                 1,800         1,801
   Rosewood
     8.000%,  07/01/37                   500           539
   Ryland Mortgage Ser 1994-7A, Cl A2
     7.000%,  08/25/25                   746           750
   Sanctuary At Tuttle Crossing
     8.250%,  06/01/37                   490           532
   Shavano Park
     7.875%,  07/01/38                   580           620
   Somerford Place Facility
     7.475%,  12/30/38                   982         1,033
   The Money Store Residential
     Trust, Ser 97-2, Cl A1
     6.650%,  11/15/07                   816           818
   Tuttle's Grove
     6.875%,  08/31/38                 1,139         1,162
   UCFC Home Equity Loan,
     Ser 95-B-1, Cl A5
     7.250%,  12/10/20                 1,600         1,644
   UCFC Home Equity Loan,
     Ser 1998-A, Cl A1 (A)
     5.740%,  07/15/11                 5,659         5,658
   Union Planters Mortgage
     Finance, CMO, Ser 1998-1, Cl A1
     6.350%,  01/25/28                 1,275         1,275

--------------------------------------------------------------------------------
                                       FACE            MARKET
DESCRIPTION                   AMOUNT (000)/CONTRACTS VALUE (000)
--------------------------------------------------------------------------------
   Village At Stone Falls
     7.375%,  08/29/37             $     443    $      462
   Villages At Clear Springs
     7.625%,  09/30/38                 1,004         1,064
                                                ----------
Total Mortgage-Backed Obligations
   (Cost $82,517)                                   83,417
                                                ----------

OPTIONS -- 0.0%
   September U.S. Long Bond Future,
     July Call, Strike Price $120.00      33             6
   September 5 yr. U.S. Treasury
     Note Future, July Put,
     Strike Price $109.00                 60            12
   September 5 yr. U.S. Treasury
     Note Future, August Call,
     Strike Price $110.50                112            18
   June Euro$ Future, June Call,
     Strike Price $94.25                 106             9
   September Euro$ Future,
     September Call, Strike Price $94.50  54            18
                                                ----------
Total Options
   (Cost $133)                                          63
                                                ----------

OPTIONS SOLD SHORT -- 0.0%
   September U.S. Long Bond,
     July Put, Strike Price $119.00      (33)           (5)
                                                ----------
Total Options Sold Short
   (Cost ($6))                                          (5)
                                                ----------

MUNICIPAL BOND -- 0.0%
   Los Angeles County, California,
     Ser D (MBIA)
     Zero Coupon,  06/30/10              650           297
                                                ----------
Total Municipal Bond
   (Cost $250)                                         297
                                                ----------

COMMERCIAL PAPER -- 1.3%
   Enterprise USA Funding
     5.760%,  06/11/98                10,000         9,984
                                                ----------
Total Commercial Paper
   (Cost $9,984)                                     9,984
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 19.6%
   J.P. Morgan
     5.570%, dated 05/29/98,
     matures 06/01/98, repurchase
     price $149,778,000, (collateralized
     by GNMA obligations, total
     par value $458,695,000,
     8.500-9.000%, 01/15/17-
     07/15/27, total market
     value: $152,703,000)           $149,709      $149,709
                                                  --------
Total Repurchase Agreement
   (Cost $149,709)                                 149,709
                                                  --------
Total Investments--123.9%
   (Cost $932,796)                                $945,761
                                                  ========

(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF MAY 31, 1998.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO QUALIFIED BUYERS.
(C) SECURITIES SEGREGATED TO COLLATERALIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF ($14,343,031).
(D) U.S. TREASURY INFLATION PROTECTION SECURITIES
ARM--ADJUSTABLE RATE MORTGAGE
CMO--COLLATERALIZED MORTGAGE OBLIGATION
FHMLC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO--INTEREST ONLY
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
MTN--MEDIUM TERM NOTE
PO--PRINCIPAL ONLY
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SLMA--STUDENT LOAN MARKETING ASSOCIATION
RTC--RESOLUTION TRUST CORPORATION
SER--SERIES
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
TBA--TO BE ANNOUNCED

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 96.0%
AUSTRALIA -- 2.8%
   Australia & New Zealand Bank      111,825    $      793
   Australian Gas Light               62,822           440
   Brambles                           23,450           475
   Broken Hill Proprietary            45,177           386
   Coles Myer                         50,500           227
   Colonial                           26,420            85
   Commonwealth Bank
     of Australia                    131,400         1,544
   Goodman Fielder                   253,400           380
   James Hardie Industries            71,800           220
   Lend Lease                         39,589           844
   National Australia Bank           356,523         4,936
   Newscorp                           99,787           615
   Qantas Airways                    949,500         1,466
   Rio Tinto                          17,744           213
   Telstra                           124,204           292
   Wesfarmers                         27,000           219
   Western Mining                     77,045           241
   Westpac Bank                      285,100         1,880
   Woodside Petroleum                 40,500           232
   Woolworths                         63,677           219
                                                ----------
                                                    15,707
                                                ----------
BELGIUM -- 1.4%
   Delhaize Freres                    16,800         1,154
   Fortis                              4,200         1,199
   Petrofina                           6,800         2,792
   Solvay                             22,700         1,664
   Tractabel                           7,900         1,046
                                                ----------
                                                     7,855
                                                ----------
DENMARK -- 1.8%
   Den Danske Bank                    13,910         1,729
   Novo Nordisk, Series B             27,350         4,305
   Tele Danmark, Series B             44,500         4,163
                                                ----------
                                                    10,197
                                                ----------
FINLAND -- 0.9%
   Merita, Series A                  740,000         4,654
   UPM-Kymmene                         5,900           171
                                                ----------
                                                     4,825
                                                ----------
FRANCE -- 11.9%
   Alcatel Alsthom                    25,000         5,348
   Axa                                46,750         5,321
   Banque National Paris              88,700         7,576
   Banque Paribas                     53,533         5,458
   Castorama Dubois                   27,500         4,849
   Elf Aquitaine                      37,000         5,139
   Eridania Beghin Say                 3,550           777

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Generale des Eaux                  12,950    $    2,602
   Lafarge                            53,669         5,445
   Marine Wendel                       4,600           828
   Peugeot                            57,950        11,323
   Pinault Printemps                   5,450         4,486
   Renault                            93,943         4,915
   Saint Gobain                        5,579         1,100
   Scor                                6,300           397
   Vallourec                           5,150           436
                                                ----------
                                                    66,000
                                                ----------
GERMANY -- 9.7%
   Agiv                               25,920           726
   BASF                               76,500         3,546
   Bayer Vereinsbank                  66,150         5,542
   Bayerische Motoren Werke            2,570         2,719
   Bayerische Motoren Werke New*         514           542
   Commerzbank                       151,157         6,125
   Deutsche Pfandrbrief &
     Hypotheken Bank                  46,850         3,749
   Lufthansa                         223,850         5,595
   Mannesmann                          5,015         4,905
   Papier Waldhof*                     3,581           642
   Thyssen                            51,700        13,473
   Varta*                              4,450           861
   Viag                                2,844         1,594
   Volkswagen                          4,303         3,490
                                                ----------
                                                    53,509
                                                ----------
HONG KONG -- 3.1%
   Bank of East Asia                 588,000           785
   Cheung Kong Holdings              158,000           854
   Cheung Kong Infrastructure        102,000           226
   China Light & Power               124,000           535
   China Telecom (Hong Kong)*        172,000           307
   Hang Seng Bank                    100,000           745
   Henderson Land Development        172,000           608
   Hong Kong & China Gas           1,476,000         1,933
   Hong Kong Electric                371,000         1,089
   Hong Kong
     Telecommunications            2,222,000         4,000
   HSBC Holdings                      91,110         2,211
   Hutchison Whampoa                 186,420           974
   Kumagai Gumi                      514,000           259
   Legend Holdings*                  720,000           253
   New World Development             114,000           269
   Peregrine Investment Holdings     236,000            --
   Sun Hung Kai Properties           416,700         2,011
   Swire Pacific, Series A            60,500           224
                                                ----------
                                                    17,283
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
ITALY -- 3.9%
   Assicurazioni Generali             75,594    $    2,428
   Banca Populare di Milano           80,000           720
   Benetton                           21,800           475
   ENI                               598,700         4,231
   Istituto Bancario San
     Paolo di Torino*                350,000         5,482
   Telecom Italia                  1,084,000         8,187
                                                ----------
                                                    21,523
                                                ----------
JAPAN -- 18.3%
   Aiful                               9,400           556
   Asahi Breweries                    58,000           729
   Asahi Glass                        64,000           346
   Bank of Tokyo Mitsubishi          161,000         1,656
   Bridgestone                        22,000           502
   Canon                             216,000         5,146
   Comany                              1,000             7
   Dai Nippon Printing                36,000           593
   Daiichi Pharmaceutical            100,000         1,343
   Daiwa House Industries              7,000            55
   Dio Chemicals                         100            --
   East Japan Railway                    150           713
   Fanuc                              25,200           928
   Fuji Photo Film                   102,000         3,454
   Fujitsu                           112,000         1,286
   Hitachi                           188,000         1,239
   Honda Motor                       219,000         7,462
   Hoya                               16,000           506
   Ibiden                             49,000           722
   Industrial Bank of Japan           95,000           583
   Ito Yokado                         11,000           548
   KDD                                 9,500           336
   Marubeni                          457,000           924
   Marui                              36,000           552
   Matsushita Electric Industry      311,000         4,872
   Meiji Milk Products               152,000           383
   Meitec                             17,700           604
   Minebea                            57,000           585
   Mitsubishi Heavy Industries       467,000         1,625
   Mitsubishi Materials              151,000           294
   Mitsubishi Trust & Banking         62,000           551
   Mitsui                            202,000         1,035
   Mitsui Fudosan                     75,000           607
   Nakayamafuku                          720             2
   NBC Industries                        800             5
   NEC                               114,000         1,160
   Nintendo                           55,500         5,189
   Nippon Express                    153,000           841
   Nippon Kanzai                          40            --
   Nippon Meat Packers                24,000           309

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Nippon Oil                        383,000    $    1,189
   Nippon Paper Industries           254,000         1,097
   Nippon Steel                      370,000           628
   Nippon Telegraph & Telephone          393         3,234
   Nippon Yusen Kabushik              76,000           263
   Nippondenso                        33,000           560
   Nishio Rent All                       400             3
   Nissan Motors                   1,123,000         3,405
   Nomura Securities                  64,000           698
   NTT Data                               11           442
   Obayashi                          120,000           446
   Ohmoriya                            6,000            34
   Oie Sangyo                            700             2
   Ono Pharmaceutical                 37,000           825
   Osaka Gas                         325,000           702
   Rohm                               12,000         1,247
   Sagami Chain                          100             1
   Sankyo                             28,000           675
   Secom                              14,000           795
   Seijo                                 200             1
   Sekisui House                     669,000         4,950
   Sekisui House Hokuriku             16,000            59
   Seven Eleven                        7,000           449
   Shaddy                                950             7
   Sharp                             181,000         1,363
   Shidax                                300             5
   Shimojima                             200             1
   Shin-Etsu Chemical                 31,000           576
   Shinden                            13,200            73
   SMC                                 8,000           647
   Sony                              119,300        10,077
   Sumitomo Bank                     119,000         1,113
   Sumitomo Chemical                 207,000           557
   Sumitomo Electric                  55,000           575
   Sumitomo Marine and
     Fire Insurance                  118,000           656
   Sumitomo Metal                    190,000           295
   Sumitomo Rubber                    55,000           311
   Takeda Chemical                    19,000           491
   Takefuji                           30,000         1,486
   Terumo                             34,000           514
   Tohoku Electric Power              41,000           555
   Tokai Bank                         75,000           415
   Tokio Marine & Fire Insurance      91,000           862
   Tokyo Electric Power              228,000         4,362
   Toray                             208,000         1,036
   Toyota Motor                      129,000         3,194
   Uni-Charm                          13,300           494
   Yamanouchi Pharmaceutical          68,000         1,512
   Yamato Transportation              50,000           575
                                                ----------
                                                   101,705
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
MALAYSIA -- 0.4%
   Austral Enterprises               107,000    $      111
   Berjaya Sports                     42,000            88
   DCB Holdings                      150,000            82
   Edaran Otomobil                    14,000            19
   Genting                            52,000           135
   IOI Properties                    265,000           179
   Kuala Lumpur Kepong                72,000           127
   Malayan Bank                      125,120           176
   Malaysian Pacific Industries       39,000            99
   Rothmans of Pall Mall              24,400           184
   Sime Darby                        144,000           115
   Telekom Malaysia                  165,000           378
   Tenaga Nasional                   145,000           240
   United Engineers                  195,000           116
   Westmont Industries*              227,000            53
                                                ----------
                                                     2,102
                                                ----------
NETHERLANDS -- 5.7%
   ABN AMRO Holding                   65,398         1,583
   Akzo Nobel                          8,600         1,797
   DSM                                42,686         4,319
   Fortis Amev                        83,350         4,998
   Hoogovens                          97,344         4,433
   ING Groep                          50,644         3,477
   KPN                                87,000         4,862
   Van Der Moolen Holding             17,500         1,266
   VNU                               150,000         5,146
                                                ----------
                                                    31,881
                                                ----------
NEW ZEALAND -- 0.2%
   Brierley Investment                92,000            45
   Fletcher Challenge Energy           8,700            27
   Lion Nathan                       247,752           610
   Natural Gas Holdings               42,900            41
   Telecom of New Zealand             70,459           324
                                                ----------
                                                     1,047
                                                ----------
NORWAY -- 0.2%
   Den Norske Bank                   167,400           900
                                                ----------
                                                       900
                                                ----------
SINGAPORE -- 0.9%
   City Developments                  47,000           170
   Computer System & Service          66,000            81
   Cycle & Carriage                   34,000           106
   Electronic Resources              100,000            72
   Keppel                             34,000            68
   Overseas Chinese Bank              81,800           325
   Overseas Union Bank                64,000           195
   Parkway Holdings                   58,000           102
   Singapore International Airlines   33,000           183

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Singapore Press Holdings           29,954    $      245
   Singapore Telecommunications    2,357,000         3,324
                                                ----------
                                                     4,871
                                                ----------
SPAIN -- 4.1%
   Argentaria                         40,150         3,421
   Autopistas Concesionaria
     Espanola                         46,600           752
   Banco Central Hispano
     Americano                        77,500         2,540
   Banco de Santander                136,349         6,867
   Energia Industries Aragonesas      42,100           381
   Repsol                             38,900         2,162
   Sevillana de Electricidad          48,600           565
   Telefonica de Espana              130,909         5,850
                                                ----------
                                                    22,538
                                                ----------
SWEDEN -- 2.7%
   Electrolux AB, Series B            52,000         5,175
   Ericsson Telephone, Series B      134,800         3,844
   SKF, Series B                      48,500         1,034
   Skandinaviska Enskilda
     Bank, Series A                   80,800         1,345
   Sparbanken Sverige, Series A       69,600         2,091
   Trelleborg, Series B               27,000           383
   Volvo, Series B                    39,900         1,275
                                                ----------
                                                    15,147
                                                ----------
SWITZERLAND -- 10.1%
   Adecco                             10,000         4,117
   Banque Cantonale Vaud                 860           367
   Credit Suisse Group                63,540        13,980
   Georg Fischer                         550           241
   Julius Baer Holding                   180           519
   Nestle                              5,400        11,564
   Novartis                            2,900         4,909
   Swiss Bank                          7,260         2,621
   Union Bank of Switzerland           5,550         9,327
   Zurich Versicherung                13,150         8,209
                                                ----------
                                                    55,854
                                                ----------
UNITED KINGDOM -- 17.9%
   Abbey National                    332,300         5,929
   ASDA Group                        974,100         2,894
   Barclays Bank                      68,100         1,816
   Barratt Development                90,000           475
   BAT Industries                    345,951         3,114
   Berkeley Group                     73,944           937

--------------------------------------------------------------------------------
                                  SHARES/FACE       MARKET
DESCRIPTION                       AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   BG                                137,735      $    710
   British Aerospace                 600,000         5,318
   British Airways                   814,200         8,613
   British Petroleum                  25,400           373
   British Telecommunications         61,800           645
   Cadbury Schweppes                 276,000         4,219
   Diageo                            403,000         4,556
   General Accident                  116,400         2,662
   General Electric                  622,000         5,097
   George Wimpey                     212,500           454
   Halifax                            79,700         1,202
   Iceland Frozen Foods              356,188         1,416
   Imperial Chemical Industries      290,000         5,496
   Kingfisher                        348,800         6,178
   Lex Service                        94,000           900
   National Westminster              280,000         5,115
   Rank Group                        302,800         1,765
   RJB Mining                        174,700           392
   Scottish & Newcastle              247,000         3,532
   Scottish Power                    540,000         4,875
   Sedgwick Group                    256,300           623
   Severn Trent                       86,260         1,391
   Signet Group*                     692,600           540
   Standard Chartered                 71,800           892
   Thames Water                      307,800         4,997
   Tomkins                           206,000         1,189
   TSB Lloyds Group                   59,272           861
   United Assurance Group             93,604           934
   United Utilities                  125,300         1,698
   Vodafone Group                    520,000         5,713
   Wessex Water                       82,030           619
   Willis Corroon Group              382,600           987
                                                ----------
                                                    99,127
                                                ----------
Total Foreign Common Stocks
   (Cost $483,867)                                 532,071
                                                ----------

U.S. TREASURY OBLIGATION -- 0.7%
   U.S. Treasury Bill (1)
     4.260%,  06/25/98                $3,960         3,948
                                                ----------
Total U.S. Treasury Obligation
   (Cost $3,946)                                     3,948
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.0%
   Morgan Stanley (1)
     5.47%, dated 5/29/98,
     matured 6/1/98, repurchase
     price $32,397,000 (collateralized
     by FNMA Notes, total par value
     $32,255,000, 5.71%-6.48%,
     1/19/01- 6/28/04: total market
     value $33,259,412)              $32,382       $32,382
   Merrill Lynch (1)
     5.47%, dated 5/29/98,
     matured 6/1/98, repurchase
     price $9,273,000 (collateralized
     by FICO, total par value
     $540,000, 9.40%, 2/8/18; and
     various RFIN Interest STRIPS,
     total par value 27,804,000, 0%,
     10/15/03-4/15/28, total market
     value $9,454,751)                $9,269       $ 9,269
   State Street Bank
     5.00%, dated 5/29/98,
     matured 6/1/98, repurchase
     price $2,517,000 (collateralized
     by U.S. Treasury Notes, total
     par value $1,705,000, 12%,
     8/15/13: total market
     value $2,571,491)                 2,516         2,516
                                                ----------
Total Repurchase Agreements
   (Cost $44,167)                                   44,167
                                                ----------
Total Investments--104.6%
   (Cost $531,980)                                 580,186
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- (4.6%)

Capital Shares Redeemed                            (34,289)
Other Assets and Liabilities, Net                    8,524
                                                ----------
Total Other Assets and Liabilities, Net            (25,765)
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited authorization --
   no par value) based on 48,833,503
   outstanding shares of beneficial interest      $485,966
Undistributed net investment income                  6,024
Accumulated net realized gain
   on investments                                   13,532
Net unrealized depreciation on forward
   foreign currency and translation of
   other assets and liabilities in
   foreign currency                                    (60)
Net unrealized appreciation on investments          48,206
Net unrealized appreciation on futures                 753
                                                  --------
TOTAL NET ASSETS--100.0%                          $554,421
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $11.35
                                                  ========
 *   NON-INCOME PRODUCING SECURITY FAIR VALUED SECURITY
 +   FAIR VALUED SECURITY
(1) SECURITIES SEGREGATED TO COLLATERLIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $45,925,490.
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FICO--FINANCING CORPORATION
RFIN--RESOLUTION FUNDING CORPORATION
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998

                                                                                -----------            ----------
                                                                                   SMALL               CORE FIXED
                                                                                    CAP                  INCOME
                                                                                   FUND                   FUND
                                                                                -----------             ---------
ASSETS:
   Investment securities (Cost $284,387 and $932,796, respectively)                $309,156             $ 945,761
   Cash                                                                               1,235                    26
   Interest receivable                                                                  204                 9,148
   Investment securities sold                                                         3,232                61,089
   Capital shares sold                                                                8,438                    --
   Futures margin receivable                                                         16,089                    18
                                                                                   --------             ---------
   Total Assets                                                                     338,354             1,016,042
                                                                                   --------             ---------
LIABILITIES:
   Investment securities purchased                                                    2,099               216,746
   Capital shares redeemed                                                           17,410                35,804
   Advisory fee payable                                                                 165                    66
   Futures margin payable                                                            16,270                    23
   Accrued expenses                                                                      55                   167
                                                                                   --------             ---------
   Total Liabilities                                                                 35,999               252,806
                                                                                   --------             ---------
   Net Assets                                                                      $302,355             $ 763,236
                                                                                   ========             =========
NET ASSETS:
   Capital Shares (unlimited authorization -- no par value)
     based on 23,050,592 and 72,221,326 outstanding
     shares of beneficial interest                                                  254,171               742,806
   Undistributed net investment income                                                  211                    (6)
   Accumulated net realized gain on investments                                      23,634                 7,381
   Net unrealized appreciation (depreciation) on futures contracts                     (430)                   90
   Net unrealized appreciation on investments                                        24,769                12,965
                                                                                   --------             ---------
   TOTAL NET ASSETS                                                                $302,355             $ 763,236
                                                                                   ========             =========

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                        $  13.12             $   10.57
                                                                                   ========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE YEAR ENDED MAY 31, 1998

                                                          ----------        --------      ----------      -------------
                                                             LARGE           SMALL        CORE FIXED      INTERNATIONAL
                                                              CAP             CAP           INCOME           EQUITY
                                                             FUND             FUND           FUND             FUND
                                                          ----------        --------      ----------      -------------
INVESTMENT INCOME:
   Dividends                                              $ 11,612         $ 1,454         $     --          $11,173
   Interest                                                  1,661           1,278           35,091            2,080
   Less: Foreign taxes withheld                                 --              --               --           (1,020)
                                                          --------         -------          -------          -------
   Total Investment Income                                  13,273           2,732           35,091           12,233
                                                          --------         -------          -------          -------
EXPENSES:
   Management fees                                             416             114              277              235
   Less: Management fees waived                               (305)            (83)            (202)             (49)
   Investment advisory fees                                  3,325           1,482            1,666            2,390
   Less: Investment advisory fees waived                    (1,199)           (291)            (959)            (745)
   Custodian fees                                              116              30               76              414
   Professional fees                                            55              14               37               16
   Registration & filing fees                                  185              56              149               51
   Trustee fees                                                 37               9               25                9
   Miscellaneous fees                                           41              13               34               32
                                                          --------         -------          -------          -------
   Total Expenses                                            2,671           1,344            1,103            2,353
                                                          --------         -------          -------          -------
NET INVESTMENT INCOME                                       10,602           1,388           33,988            9,880
                                                          --------         -------          -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                                  39,500          24,697           10,587           13,913
     Futures contracts                                      (1,176)          3,443             (774)           5,571
   Net realized gain on forward foreign
     currency contracts and foreign
     currency transactions                                      --              --               --              271
   Net change in unrealized depreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                          --              --               --              (55)
   Net change in unrealized appreciation
     on investments                                        168,076          17,508           12,036           26,968
   Net change in unrealized appreciation
     (depreciation)  on futures contracts                     (597)           (992)             126              263
                                                          --------         -------          -------          -------
   Net Realized and Unrealized Gain on Investments,
     Future Contracts and Foreign Currency Transactions    205,803          44,656           21,975           46,931
                                                          --------         -------          -------          -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $216,405         $46,044          $55,963          $56,811
                                                          ========         =======          =======          =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE PERIODS ENDED MAY 31.

                                   ----------------------- --------------------- ---------------------- ----------------------
                                            LARGE                   SMALL              CORE FIXED          INTERNATIONAL
                                             CAP                     CAP                 INCOME               EQUITY
                                            FUND                    FUND                  FUND                 FUND
                                   ----------------------- --------------------- ---------------------- ----------------------
                                     06/01/97-  06/14/96-  06/01/97-  06/14/96-  06/01/97-  06/14/96-   06/01/97-  06/14/96-
                                     05/31/98  05/31/97(1) 05/31/98  05/31/97(1)  05/31/98  05/31/97(1)  05/31/98  05/31/97(1)
                                   ----------------------- --------------------- ---------------------- ----------------------
OPERATIONS:
   Net investment income           $   10,602   $  4,592     $  1,388   $    523     $ 33,988   $ 12,438   $  9,880   $  5,073
   Net realized gain from
     security transactions
     and futures contracts             38,324      3,744       28,140      3,933        9,813      1,013     19,484      4,511
   Net realized gain (loss) on
     forward foreign currency
     contracts and foreign
     currency transactions                 --         --           --         --           --         --        271       (481)
   Net change in unrealized
     depreciation on forward
      foreign currency contracts,
     foreign currencies, and
     translation of other assets
     and liabilities denominated
     in foreign currencies                 --         --           --         --           --         --        (55)        (5)
   Net change in unrealized
     appreciation on investments
     and futures contracts            167,479     75,411       16,516      7,823       12,162        893     27,231     21,728
                                   ----------   --------     --------   --------     --------   --------   --------   --------
   Net increase in net assets
     from operations                  216,405     83,747       46,044     12,279       55,963     14,344     56,811     30,826
                                   ----------   --------     --------   --------     --------   --------   --------   --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income               (9,415)    (3,512)      (1,288)      (420)     (33,994)   (12,438)    (7,086)    (1,960)
   Net realized gains                 (14,826)        --       (8,430)        --       (2,673)      (772)    (9,801)      (335)
                                   ----------   --------     --------   --------     --------   --------   --------   --------
   Total dividends distributed        (24,241)    (3,512)      (9,718)      (420)     (36,667)   (13,210)   (16,887)    (2,295)
                                   ----------   --------     --------   --------     --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued      682,733    432,867      211,227    128,094      479,000    363,273    386,064    497,195
     Reinvestment of distributions     24,079      3,507        9,646        419       36,001     13,042     12,731      2,293
     Cost of shares redeemed         (188,457)   (77,791)     (78,785)   (16,431)    (120,365)   (28,244)  (268,961)  (143,356)
                                   ----------   --------     --------   --------     --------   --------   --------   --------
Increase in Net Assets Derived
    from Capital Share Transactions   518,355    358,583      142,088    112,082      394,636    348,071    129,834    356,132
                                   ----------   --------     --------   --------     --------   --------   --------   --------
       Net increase in net assets     710,519    438,818      178,414    123,941      413,932    349,205    169,758    384,663

NET ASSETS:
   Beginning of period(2)             438,818         --      123,941         --      349,304         99    384,663         --
                                   ----------   --------     --------   --------     --------   --------   --------   --------
   End of period                   $1,149,337   $438,818     $302,355   $123,941     $763,236   $349,304   $554,421   $384,663
                                   ==========   ========     ========   ========     ========   ========   ========   ========
CAPITAL SHARE TRANSACTIONS:
     Shares issued                     46,459     41,222       16,923     12,976       45,756     35,991     36,229     50,148
     Reinvestment of distributions      1,634        327          782         42        3,438      1,283      1,294        228
     Shares redeemed                  (12,452)    (6,887)      (6,065)    (1,608)     (11,466)    (2,780)   (24,677)   (14,389)
                                   ----------   --------     --------   --------     --------   --------   --------   --------
   Net increase in capital shares      35,641     34,662       11,640     11,410       37,728     34,494     12,846     35,987
                                   ==========   ========     ========   ========     ========   ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) THE FUNDS COMMENCED OPERATIONS ON JUNE 14, 1996.
(2) BEGINNING NET ASSETS INCLUDES INITIAL SEED FUNDING OF $99 FOR THE CORE FIXED INCOME FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE PERIODS ENDED MAY 31.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        NET
                                      REALIZED
         NET ASSET                      AND         DISTRIBUTIONS     DISTRIBUTIONS
           VALUE         NET         UNREALIZED       FROM NET            FROM        NET ASSET               NET ASSETS
         BEGINNING   INVESTMENT  GAINS/(LOSSES) ON   INVESTMENT    REALIZED CAPITAL   VALUE END    TOTAL        END OF
         OF PERIOD     INCOME        SECURITIES        INCOME            GAINS        OF PERIOD    RETURN    PERIOD (000)
=========================================================================================================================
--------------
LARGE CAP FUND
--------------
  1998   $12.66        $0.18          $3.98           $(0.18)           $(0.29)        $16.35      33.36%   $1,149,337
  1997(1) 10.00         0.17           2.63            (0.14)               --          12.66      28.22       438,818
--------------
SMALL CAP FUND
--------------
  1998   $10.86        $0.07          $2.78           $(0.07)           $(0.52)        $13.12      26.68%     $302,355
  1997(1) 10.00         0.06           0.85            (0.05)               --          10.86       9.18       123,941
----------------------
CORE FIXED INCOME FUND
----------------------
  1998   $10.13        $0.64          $0.50           $(0.64)           $(0.06)        $10.57      11.60%     $763,236
  1997(1) 10.00         0.64           0.17            (0.64)           $(0.04)         10.13       8.28       349,304
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  1998   $10.69        $0.19          $0.86           $(0.16)           $(0.23)        $11.35      10.40%     $554,421
  1997(1) 10.00         0.14           0.61            (0.05)            (0.01)         10.69       7.56       384,663

                                                        RATIO OF
                                         RATIO OF    NET INVESTMENT
                           RATIO OF      EXPENSES        INCOME
            RATIO OF   NET INVESTMENT   TO AVERAGE     TO AVERAGE
            EXPENSES       INCOME       NET ASSETS     NET ASSETS      PORTFOLIO
           TO AVERAGE    TO AVERAGE     (EXCLUDING     (EXCLUDING      TURNOVER
           NET ASSETS    NET ASSETS      WAIVERS)        WAIVERS)        RATE
================================================================================
--------------
LARGE CAP FUND
--------------
  1998       0.32%          1.28%         0.50%           1.10%           72%
  1997(1)    0.34           1.65          0.53            1.46            71
--------------
SMALL CAP FUND
--------------
  1998       0.59%          0.61%         0.75%           0.45%          120%
  1997(1)    0.60           0.70          0.79            0.51           163
----------------------
CORE FIXED INCOME FUND
----------------------
  1998       0.20%          6.13%         0.41%           5.92%          324%
  1997(1)    0.21           6.60          0.42            6.39           194
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  1998       0.53%          2.21%         0.70%           2.04%          109%
  1997(1)    0.63           1.73          0.82            1.54           120

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) THE FUNDS COMMENCED OPERATIONS ON JUNE 14, 1996. ALL RATIOS EXCEPT TOTAL RETURN HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998


1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven funds: The Large Cap, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.
     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued in good faith using methods determined under general Trustee supervision.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:
     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on investments in

--------------------------------------------------------------------------------


equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.
     The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.
     FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended May 31, 1998. The Large Cap, Small Cap, and International Equity Fund's investment in Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.
     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.
     STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises. Accordingly for the Small Cap Fund, $9,000 was reclassified from accumulated net realized gain to accumulated net investment income. This reclassification has no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998

     OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.
     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this
Agreement, the Manager provides administrative and shareholder servicing for an annual fee of .05% of the average daily net assets of each Fund. The Manager has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.
     The Trust and SEIInvestments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .40% of the Large Cap Fund's average daily net assets, at an annual rate of
 .65% of the Small Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of .51% of the International Equity Fund's average daily net assets. The Adviser has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Adviser.
     Alliance Capital Management L.P., American Express Asset Management, Provident Investment Counsel, Inc., LSV Asset Management and Mellon Equity Associates, LLP each serve as an investment sub-adviser to a portion of the assets of the Large Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Sanford C. Bernstein & Co., Inc. also serves as an investment sub-adviser to a portion of the assets of the Large Cap Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated December 15, 1997.
     Nicholas-Applegate Capital Management Inc., Wall Street Associates, Boston Partners Asset Management, L.P. and 1838 Investment Advisors, L.P. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Furman Selz Capital Management, LLC, LSV Asset Management, Polynous Capital Management and Robertson Stephens Investment Management also serve as investment sub-advisers to a portion of the assets and are parties to an agreement with the Trust and SIMC dated September 20, 1996, March 28, 1997, December 15, 1997 and March 24, 1998, respectively.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996.
     Acadian Asset Management, Inc. and SGY Asset Management each serve as an investment sub-adviser to a portion of the assets of the International Equity Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Scottish Widows Investment Management Limited also serves as an investment

--------------------------------------------------------------------------------


sub-adviser to a portion of the assets and is party to an agreement with the Trust and SIMC dated March 23, 1998.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     The Funds used SEI Institutional Transfer Agency for shareholder services and paid the following amounts as of May 31, 1998: $14,740 for Large Cap, $4,065 for Small Cap, $9,730 for Core Fixed Income and $7,400 for International Equity.
     The Large Cap, Small Cap and International Equity Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended May 31, 1998 were $11,722, $11,735 and $13,956, respectively.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding at May 31, 1998:

                                        IN      UNREALIZED
      MATURITY        CONTRACTS TO   EXCHANGE  APPRECIATION
        DATES        DELIVER/RECEIVE    FOR   (DEPRECIATION)
-------------------- --------------- -------- --------------
INTERNATIONAL EQUITY FUND:
--------------------------
FOREIGN CURRENCY SALES:
6/2/98           CH       36,706   $   24,842   $     58
6/3/98           DK        4,010          590          0
6/1/98-6/2/98    UK    3,450,409    5,623,353     (6,233)
                                   ----------   --------
                                   $5,648,785   $ (6,175)
                                   ----------   --------
FOREIGN CURRENCY PURCHASES:
6/2/98           BE   59,110,000   $1,610,188   $ (2,591)
6/2/98           DM    3,552,000    1,994,385     (3,218)
6/2/98           FF    6,735,000    1,128,045     (2,066)
6/1/98           JY  120,000,000      864,118      2,555
                                   ----------   --------
                                   $5,596,736   $ (5,321)
                                   ==========   --------
                                                $(11,496)
                                                ========

CURRENCY LEGEND
BE    Belgium Franc        FR   French Franc
CH    Swiss Franc          JY   Japanese Yen
DM    German Mark          UK   British Pounds Sterling
DK    Danish Kroner


6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments during the period ended May 31, 1998, were as follows:

                   Purchases (000)         Sales (000)
                 -------------------   ------------------
                 U.S. Gov't   Other    U.S. Gov't   Other
                 ----------  -------   ----------   -----
Large Cap Fund         -- $1,065,294         --  $571,680
Small Cap Fund         --    364,084         --   246,569
Core Fixed
  Income Fund  $1,761,195    265,987 $1,489,820    85,556
International
  Equity Fund          --    602,527         --   468,528

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998

     The aggregate gross unrealized appreciation and depreciation on investments and futures contracts held by the Funds and the total cost of securities for Federal income tax purposes at May 31, 1998 are as follows:

                                                   Total Cost
                                         Net      of Securities
                                     Unrealized    for Federal
            Appreciated Depreciated  Appreciation/ Income Tax
            Securities  Securities  (Depreciation)  Purposes
               (000)       (000)        (000)        (000)
            ----------- ----------- -------------- -----------
Large Cap
  Fund       $262,323   $(19,434)     $242,889      $928,289
Small Cap
  Fund         38,079    (13,740)       24,339       286,014
Core Fixed
  Income Fund  14,712     (1,657)       13,055       933,043
International
  Equity Fund  73,063    (24,104)       48,959       534,202


7. CONCENTRATION OF RISKS
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. FUTURES CONTRACTS
The following Funds had futures contracts open as of May 31, 1998:

                   Number                        Unrealized
  Contract          of       Trade   Settlement Gain/(Loss)
Description      Contracts   Price      Month      (000)
-----------      ---------  -------  ---------- -----------
Large Cap Fund
S & P 500            12   $1,047.19    June 1998 $  131
S & P 500            17    1,108.64    June 1998    (76)
S & P 500            31    1,098.54    June 1998    (60)
S & P 500             4    1,098.54    June 1998     (8)
S & P 500            10    1,112.54    June 1998    (54)
S & P 500             3    1,112.74    June 1998    (16)
S & P 500             5    1,114.34    June 1998    (29)
S & P 500            11    1,108.44    June 1998    (48)
S & P 500             2    1,113.04    June 1998    (12)
                                                 ------
                                                 $ (172)
                                                 ======

Small Cap Fund
Russell 2000          3     $472.52    June 1998$   (24)
Russell 2000          6      472.77    June 1998    (49)
Russell 2000          5      473.02    June 1998    (41)
Russell 2000          1      473.27    June 1998     (8)
Russell 2000          3      473.52    June 1998    (26)
Russell 2000          5      474.02    June 1998    (44)
Russell 2000         10      475.77    June 1998    (97)
Russell 2000          5      475.52    June 1998    (48)

S & P 500             5    1,047.19    June 1998     55
S & P 500             1    1,051.04    June 1998     10
S & P 500            15    1,089.13    June 1998      6
S & P 500            23    1,099.04    June 1998    (48)
S & P 500            15    1,121.84    June 1998   (116)
                                                 ------
                                                 $ (430)
                                                 ======

Core Fixed Income Fund
U.S. 5 Year Note    (25)    $108.68    June 1998 $  (13)
U.S. 5 Year Note    (12)     109.31    June 1998      1
U.S. 5 Year Note    (21)     109.31    June 1998      2
U.S. 5 Year Note    (17)     109.32    June 1998      2

Muni Bond            13      121.07    June 1998     39
Muni Bond            12      121.32    June 1998     33
Muni Bond            27      120.76    June 1998     89

U.S. 10 Year Note   (28)     112.45    June 1998    (15)
U.S. 10 Year Note   (11)     112.68    June 1998     (3)
U.S. 10 Year Note   (30)     111.74    June 1998    (37)
U.S. 10 Year Note   (20)     112.23    June 1998    (15)

U.S. Long Bond       11      119.96    June 1998     19
U.S. Long Bond        2      119.96    June 1998      4

===========================================================
                  Number                        Unrealized
  Contract          of       Trade   Settlement Gain/(Loss)
Description      Contracts   Price      Month      (000)
-----------      ---------  -------  ---------- -----------
Core Fixed Income Fund (continued)
U.S. Long Bond       21   $  120.32  September 1998 $ 25
U.S. Long Bond        4      120.26  September 1998    5

U.S. 30 Year Bond   (25)     120.21  September 1998  (32)
U.S. 30 Year Bond   (27)     121.00  September 1998  (13)
U.S. 30 Year Bond    (7)     121.49  September 1998   (1)
                                                   -----
                                                   $  90
                                                   =====


International Equity Fund
Australia Ords Index 20   $2,804.00     June 1998  $ (29)
Australia Ords Index  1    2,807.00     June 1998     (2)
Australia Ords Index  1    2,819.00     June 1998     (2)
Australia Ords Index  1    2,799.00     June 1998     (1)
Australia Ords Index  2    2,825.00     June 1998     (4)
Australia Ords Index  1    2,796.00     June 1998     (1)
Australia Ords Index  5    2,840.00     June 1998    (10)
Australia Ords Index  1    2,789.00     June 1998     (1)
Australia Ords Index  1    2,792.00     June 1998     (1)
Australia Ords Index  1    2,793.00     June 1998     (1)
Australia Ords Index  1    2,771.00     June 1998     (1)
Australia Ords Index  2    2,823.00     June 1998     (3)
Australia Ords Index  1    2,706.00     June 1998     --

DAX Index             4    4,712.50     June 1998    190
DAX Index             5    4,940.00     June 1998    174
DAX Index             1    4,892.86     June 1998     37
DAX Index             1    5,105.00     June 1998     26
DAX Index             1    5,060.00     June 1998     28
DAX Index             1    5,105.00     June 1998     26

IBEX Index           15    9,355.00     June 1998     68
IBEX Index           34    9,901.00     June 1998     30
IBEX Index            1    9,845.00     June 1998      1

Hang Seng Index      34    9,400.00     June 1998   (119)
Hang Seng Index       2    8,750.00     June 1998      1

CAC 40 Index         14    3,596.73     June 1998    207
CAC 40 Index          6    3,501.50     June 1998    108
CAC 40 Index         10    3,505.50     June 1998    179
CAC 40 Index         11    3,725.00     June 1998    116
CAC 40 Index          1    3,684.00     June 1998     12
CAC 40 Index          1    3,697.50     June 1998     11
CAC 40 Index          2    3,712.00     June 1998     22

                  Number                        Unrealized
  Contract          of       Trade   Settlement Gain/(Loss)
Description      Contracts   Price      Month      (000)
-----------     ----------- -------  ---------  -----------
International Equity Fund (continued)
NIKKEI 225 Index      2  $16,830.00     June 1998   $ (8)
NIKKEI 225 Index     36   16,880.00     June 1998   (157)
NIKKEI 225 Index     10   16,600.00     June 1998    (34)
NIKKEI 225 Index      5   15,630.00     June 1998      1
NIKKEI 225 Index      5   15,640.00     June 1998      1
NIKKEI 225 Index      9   15,760.00     June 1998     (3)
NIKKEI 225 Index     11   16,280.00     June 1998    (24)
NIKKEI 225 Index     10   16,300.00     June 1998    (23)
NIKKEI 225 Index     15   16,310.00     June 1998    (34)
NIKKEI 225 Index      9   16,360.00     June 1998    (22)
NIKKEI 225 Index     10   15,820.00     June 1998     (5)
NIKKEI 225 Index      3   15,710.00     June 1998     --
NIKKEI 225 Index      2   15,820.00     June 1998     (1)
NIKKEI 225 Index      7   15,830.00     June 1998     (4)
NIKKEI 225 Index     29   15,900.00     June 1998    (24)
NIKKEI 225 Index      1   15,920.00     June 1998     (1)
NIKKEI 225 Index     34   15,930.00     June 1998    (31)
NIKKEI 225 Index      5   15,410.00     June 1998      5
NIKKEI 225 Index     21   15,460.00     June 1998     16
NIKKEI 225 Index     14   15,270.00     June 1998     20
NIKKEI 225 Index      2   15,700.00     June 1998     --

FTSE 100 Index       35    5,874.50     June 1998     19
FTSE 100 Index        5    5,899.50     June 1998      1
FTSE 100 Index        2    5,829.40     June 1998      3
FTSE 100 Index       44    5,930.00     June 1998    (15)
FTSE 100 Index        2    5,905.00     June 1998     --
FTSE 100 Index        3    5,955.00     June 1998     (2)
FTSE 100 Index        1    6,012.00     June 1998     (2)
FTSE 100 Index       31    5,891.00     June 1998      9
FTSE 100 Index       14    5,880.00     June 1998      6
FTSE 100 Index        1    5,805.00     June 1998      1
FTSE 100 Index        6    5,825.00     June 1998      8
FTSE 100 Index        3    5,848.00     June 1998      3
FTSE 100 Index        5    6,015.00     June 1998     (9)
FTSE 100 Index        3    6,010.00     June 1998     (5)
FTSE 100 Index        3    5,853.00     June 1998      3
                                                   -----
                                                   $ 753
                                                   =====

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 1998 (UNAUDITED)

For shareholders that do not have a May 31, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended May 31, 1998 the Funds of the SEI Institutional Investments are designating long term and mid term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                  (A)                 (B)                  (C)
                               LONG TERM           MID TERM             ORDINARY
                             CAPITAL GAINS       CAPITAL GAINS           INCOME
                             DISTRIBUTIONS       DISTRIBUTIONS        DISTRIBUTIONS
PORTFOLIO                     (TAX BASIS)         (TAX BASIS)          (TAX BASIS)
----------                   -------------       -------------        -------------
Large Cap Fund                    4%                   13%                  83%
Small Cap Fund                    6%                    6%                  88%
Core Fixed Income Fund            0%                    0%                 100%
International Equity Fund         2%                    1%                  97%

                                 TOTAL                (D)                  (E)
                             DISTRIBUTIONS        QUALIFYING           TAX-EXEMPT
PORTFOLIO                     (TAX BASIS)        DIVIDENDS(1)           INTEREST
----------                   -------------       -------------        -------------
Large Cap Fund                  100%                   35%                   0%
Small Cap Fund                  100%                  100%                   0%
Core Fixed Income Fund          100%                   N/A                   0%
International Equity Fund       100%                    0%                   0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) See attached notice which details the per share amount of foreign taxes paid by country and the per share amount of each dividend that represents income derived from sources within each country.

* Items (A), (B) and (C) are based on the percentage of each fund's total distribution.
** Item (D) and (E)are based on the percentage of ordinary income distributions of each fund.
*** Item (F) is based on the percentage of gross income of each fund.


Due to recent changes brought about the Taxpayer Relief Act of 1997, a portion of the foreign taxes paid and passed through to shareholders may not qualify to be taken as a credit on your tax return but will be eligible as foreign income tax deduction. 0.01% of the foreign taxes paid will not qualify to be taken as a foreign tax credit.

Please consult your tax advisor for proper treatment of this information. This notification should be kept with your permanent tax records.

================================================================================

                  FOR TAXPAYERS FILING ON A CALENDAR YEAR BAIS,
                THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY:

The SEI Institutional Investments -- Trust International Equity Portfolio has made an election under Section 853 of the Internal Revenue Code (the "Code") to provide a foreign tax deduction or credit to their shareholders for the fiscal year ended May 31, 1998. The information provided below is pertinent to taxpayers who meet the following two criteria: 1) file a U.S. Federal Income Tax Return and 2) held shares of the Portfolio on the dividend record date of December 31, 1997 and satisfy the applicable requirements of the Code.

The amount per share of income from and foreign taxes paid to each country is listed in the following schedule:

                         INTERNATIONAL EQUITY PORTFOLIO

                                   GROSS          FOREIGN
COUNTRY                          DIVIDEND       TAXES PAID
--------                         ---------      ----------
Australia .....................   $0.0125         $0.0003
Austria .......................    0.0009          0.0002
Belgium .......................    0.0018          0.0003
Canada ........................    0.0018          0.0003
Denmark .......................    0.0015          0.0003
Finland .......................    0.0003          0.0000
France ........................    0.0182          0.0033
Germany .......................    0.0082          0.0010
Great Britain .................    0.0639          0.0098
Hong Kong .....................    0.0114          0.0000
Ireland .......................    0.0003          0.0000
Italy .........................    0.0048          0.0008
Japan .........................    0.0200          0.0033
Malaysia ......................    0.0028          0.0007
Netherlands ...................    0.0108          0.0018
Norway ........................    0.0021          0.0004
New Zealand ...................    0.0023          0.0004
Singapore .....................    0.0025          0.0006
Spain .........................    0.0061          0.0010
Sweden ........................    0.0055          0.0009
Switzerland ...................    0.0056          0.0009
United States .................    0.0001          0.0000
                                  -------         -------
                                  $0.1834         $0.0263
                                  =======         =======

                                      NOTES

                                      NOTES

--------------------------------------------------------------------------------
SEI INSTITUTIONAL
INVESTMENTS TRUST
--------------------------------------------------------------------------------
ANNUAL REPORT
--------------------------------------------------------------------------------
MAY 31, 1998


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734